UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: January 31, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

January 31, 2016

Annual Repor t

QS Legg Mason

Asset Allocation Funds

QS Legg Mason Growth Fund

QS Legg Mason Moderate Growth Fund

QS Legg Mason Conservative Growth Fund

QS Legg Mason Defensive Growth Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

QS Legg Mason Asset Allocation Funds

QS Legg Mason Asset Allocation Funds (“Asset Allocation Funds”) consists of four separate investment Funds, each with its own investment objective and policies. Each Fund is a “fund of funds”, investing in other mutual funds, and is managed as an asset allocation program.

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Effective June 1, 2015, each Fund’s name, investment strategies and policies were changed.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of QS Legg Mason Asset Allocation Funds for the twelve-month reporting period ended January 31, 2016. Please read on for a detailed look at prevailing economic and market conditions during the Funds’ reporting period and to learn how those conditions have affected each Fund’s performance.

Special shareholder notice

Effective April 1, 2016, QS Investors, LLC will become a subadviser, and QS Legg Mason Global Asset Allocation, LLC, will cease to be a subadviser, to each Fund. The same portfolio managers will continue to serve each Fund. Additionally, effective April 1, 2016, the Funds’ names will change to QS Growth Fund (currently known as QS Legg Mason Growth Fund), QS Moderate Growth Fund (currently known as QS Legg Mason Moderate Growth Fund), QS Conservative Growth Fund (currently known as QS Legg Mason Conservative Growth Fund) and QS Defensive Growth Fund (currently known as QS Legg Mason Defensive Growth Fund). For more information regarding these changes, please see the prospectus supplement dated February 4, 2016.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 26, 2016

II	QS Legg Mason Asset Allocation Funds

Investment commentary

Economic review

The pace of U.S. economic activity was mixed during the twelve months ended January 31, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that first quarter 2015 U.S. gross domestic product (“GDP”)i growth was a tepid 0.6%. Economic activity then accelerated, as second quarter 2015 GDP growth was 3.9%. The upturn was driven by increasing exports, accelerating personal consumption expenditures (“PCE”), declining imports, expanding state and local government spending, and rising nonresidential fixed investment. Third quarter 2015 GDP growth then moderated to 2.0%. Decelerating growth was primarily due to a downturn in private inventory investment and decelerations in exports, PCE, nonresidential fixed investment, state and local government spending, and residential fixed investment. Finally, the U.S. Department of Commerce’s second estimate for fourth quarter 2015 GDP growth — released after the reporting period ended — was 1.0%. Slower growth was attributed to a deceleration in PCE and downturns in nonresidential fixed investment, exports and state and local government spending.

The U.S. labor market significantly improved and was a tailwind for the economy during the reporting period. When the period began, unemployment was 5.5%, as reported by the U.S. Department of Labor. By January 2016, unemployment was 4.9%, its lowest level since February 2008.

Turning to the global economy, in its January 2016 World Economic Outlook Update, the International Monetary Fund (“IMF”) said “In advanced economies, a modest and uneven recovery is expected to continue, with a gradual further narrowing of output gaps. The picture for emerging market and developing economies is diverse but in many cases challenging.” From a regional perspective, the IMF currently estimates 2015 growth in the Eurozone at 1.5%, and is projecting 1.7% growth in 2016. Japan’s economy is expected to expand 0.6% in 2015 and 1.0% in 2016. Elsewhere, the IMF said that overall growth in emerging market countries decelerated in 2015, with growth of 4.0% versus 4.6% in 2014. However, the IMF believes emerging market growth will accelerate to 4.3% in 2016.

After an extended period of maintaining the federal funds rateii at a historically low range between zero and 0.25%, the Federal Reserve Board (“Fed”)iii increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent

inflation….The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” During its meeting that concluded on January 27, 2016, the Fed said it is, “…closely monitoring global economic and financial developments and is assessing their implications for the labor market and inflation, and for the balance of risks to the outlook. Given the economic outlook, the Committee decided to maintain the target range for the federal funds rate at 1/4 to 1/2 percent…. In determining the timing and size of future adjustments to the target range for the federal funds rate, the Committee will assess realized and expected economic conditions relative to its objectives of maximum employment and 2 percent inflation.”

Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)iv took a number of actions to stimulate growth and ward off deflation. In January 2015, before the beginning of the reporting period, the ECB announced that, beginning in March 2015, it would start a €60 billion-a-month bond buying program that is expected to run until September 2016. In December 2015, the ECB extended its monthly bond buying program until at least March 2017. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, its lowest level since 2006. After holding rates steady at 0.10% for more than five years, in January 2016 the Bank of Japan announced that it cut the rate on current accounts that commercial banks hold with it to -0.10%. Elsewhere, after keeping rates steady at 6.0% since July 2012, the People’s Bank of China lowered rates six times from November 23, 2013 through October 23, 2015, with the last cut pushing rates down to 4.35%.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 26, 2016

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

QS Legg Mason Asset Allocation Funds	III

Funds overview

QS Legg Mason Asset Allocation Funds (the “Asset Allocation Funds”) consists of four portfolio investment options (the “Funds”), each of which is a “fund of funds” that invests in other mutual funds. The Asset Allocation Funds offer a mix of equity funds categorized according to average market capitalization (size), investing style (e.g., value, core or growth) and global exposure (e.g., U.S. and/or international stocks). The various options within the Asset Allocation Funds also offer a mix of bond asset classes such as U.S. and foreign government debt, corporate bonds, high-yield debt and emerging market debt — each of which carries a varying degree of risk/reward potential. Each Fund is managed as an asset allocation program and seeks to achieve its investment objective by allocating its assets among the funds managed by the portfolio manager and its affiliates (underlying funds).

Q. What were the overall market conditions during the Funds’ reporting period?

A. For the twelve-month period ended January 31, 2016, the value of large-cap U.S. equities, as measured by the Russell 1000 Indexi, decreased by 1.82%. Small-cap stocks, represented by the Russell 2000 Indexii, declined even further, returning -9.92% for the year. Non-U.S. stocks also declined, with the MSCI All Country World Index Ex-U.S. (“MSCI ACWI Ex-U.S.”)iii declining 11.95%. On the fixed income side, the Barclays U.S. Aggregate Indexiv of investment grade bonds declined by 0.16%, and the Barclays Global Aggregate Indexv (hedged to U.S. dollars) declined by 2.16%.

The reporting period included many market events and bouts of explosive volatility and, in the end, returns were largely negative across the board. The year started off on a positive note, as the arrival of quantitative easing in Europe in late 2014 sparked a rally in risk assets and the U.S. dollar soared in anticipation of a federal funds ratevi hike. Markets quickly transitioned into crisis mode as irrational behavior in the Greek debt negotiations once again brought into question the stability of the European Union. Luckily, calmer heads prevailed and a Greek debt default was averted. At that point, markets shifted their attention to China. Bad economic numbers from China in August led to a third quarter 2015 selloff that featured a historic explosion of volatility on August 24th. Risk assets recovered in October 2015 just in time for a further decline in oil prices caused by Saudi Arabia’s additional efforts to protect its market share. Matters were made worse by Iran’s anticipated increase in oil production once international sanctions are lifted. Low oil prices are a threat to the stability of U.S. shale oil companies and their ability to service debt. As a result, high yield bonds and energy stocks were hit hard at the end of 2015 and into 2016. In January 2016, global stocks experienced a large selloff sparked by fear of slowing growth in China and continued depression of oil prices. In the background, the U.S. economy continued to expand at a respectable pace, creating jobs and pushing down the unemployment rate.

Q. How did we respond to these changing market conditions?

A. In the second quarter of 2015, manager allocations within the Funds were changed to create more broad exposure while maintaining a similar risk level. The Funds supplemented their previous fixed income exposure by allocating to Western Asset Macro Opportunities Fund. In addition, we added QS Batterymarch Global Dividend Fund to diversify our equity allocation. These additions address secular market risks, such as equity volatility and interest rate risk, and over a market cycle are expected to improve risk-adjusted returns while staying within the risk parameters and strategic allocation guidelines.

In addition, we used several tactical asset allocation models to adjust exposures to stocks versus bonds and equity styles within U.S. equities. These models drove tactical adjustments to the Funds as the economic and market environment changed.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	1

Funds overview (cont’d)

QS Legg Mason Growth Fund

The Fund seeks capital appreciation. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2016, Class A shares of QS Legg Mason Growth Fund, excluding sales charges, returned -5.82%. The Fund’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 3000 Indexvii and the Growth Composite Benchmarkviii, returned -0.16%, -2.48% and -4.71%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Average1 returned -6.00% for the same period.

Performance Snapshot as of January 31, 2016 (unaudited)
(excluding sales charges)	6 months	12 months
QS Legg Mason Growth Fund:
Class A	-10.51%	-5.82%
Class B2	-10.89%	-6.71%
Class C	-10.81%	-6.43%
Class R	-10.61%	-6.07%
Class I	-10.41%	-5.55%
Barclays U.S. Aggregate Index	1.33%	-0.16%
Russell 3000 Index	-8.53%	-2.48%
Growth Composite Benchmark	-9.90%	-4.71%
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Average[1]	-10.81%	-6.00%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and fixed income markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 85%.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2015, the gross total annual operating expense ratios for Class A, Class B, Class C, Class R and Class I shares were 1.36%, 2.30%, 2.03%, 1.56% and 1.09%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 175 funds for the six-month period and among the 171 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

[2]

The Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who own Class B shares may continue to hold those shares, but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

2	QS Legg Mason Asset Allocation Funds 2016 Annual Report

QS Legg Mason Moderate Growth Fund

The Fund seeks long-term growth of capital. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% of the Fund’s assets to underlying funds that invest in fixed-income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2016, Class A shares of QS Legg Mason Moderate Growth Fund, excluding sales charges, returned -4.78%. The Fund’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 3000 Index and the Moderate Growth Composite Benchmarkix, returned -0.16%, -2.48% and -3.64%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Growth Funds Category Average1 returned -4.51% for the same period.

Performance Snapshot as of January 31, 2016 (unaudited)
(excluding sales charges)	6 months	12 months
QS Legg Mason Moderate Growth Fund:
Class A	-8.73%	-4.78%
Class B2	-9.19%	-5.77%
Class C	-9.07%	-5.47%
Class R	-8.92%	-5.13%
Class I	-8.66%	-4.59%
Barclays U.S. Aggregate Index	1.33%	-0.16%
Russell 3000 Index	-8.53%	-2.48%
Moderate Growth Composite Benchmark	-7.77%	-3.64%
Lipper Mixed-Asset Target Allocation Growth Funds Category Average[1]	-7.89%	-4.51%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and fixed income markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 70%.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2015, the gross total annual operating expense ratios for Class A, Class B, Class C, Class R and Class I shares were 1.28%, 2.24%, 1.97%, 1.52% and 0.98%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 514 funds for the six-month period and among the 494 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

[2]

The Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who own Class B shares may continue to hold those shares, but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	3

Funds overview (cont’d)

QS Legg Mason Conservative Growth Fund

The Fund seeks balance of growth of capital and income. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% of the Fund’s assets to underlying funds that invest in fixed-income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2016, Class A shares of QS Legg Mason Conservative Growth Fund, excluding sales charges, returned -3.80%. The Fund’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 1000 Index and the Conservative Growth Composite Benchmarkx, returned -0.16%, -1.82% and -2.83%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Moderate Funds Category Average1 returned -4.60% for the same period.

Performance Snapshot as of January 31, 2016 (unaudited)
(excluding sales charges)	6 months	12 months
QS Legg Mason Conservative Growth Fund:
Class A	-6.54%	-3.80%
Class B2	-6.99%	-4.65%
Class C	-6.91%	-4.47%
Class R	-6.75%	-4.00%
Class I	-6.43%	-3.49%
Barclays U.S. Aggregate Index	1.33%	-0.16%
Russell 1000 Index	-7.89%	-1.82%
Conservative Growth Composite Benchmark	-5.53%	-2.83%
Lipper Mixed-Asset Target Allocation Moderate Funds Category Average[1]	-6.60%	-4.60%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and fixed income markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 50%.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2015, the gross total annual operating expense ratios for Class A, Class B, Class C, Class R and Class I shares were 1.20%, 2.16%, 1.93%, 1.48% and 0.78%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 578 funds for the six-month period and among the 563 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

[2]

The Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who own Class B shares may continue to hold those shares, but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

4	QS Legg Mason Asset Allocation Funds 2016 Annual Report

QS Legg Mason Defensive Growth Fund

The Fund seeks income as a primary objective and long-term growth of capital as a secondary objective. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 15% to 45% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 55% to 85% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2016, Class A shares of QS Legg Mason Defensive Growth Fund, excluding sales charges, returned -2.91%. The Fund’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 1000 Index and the Defensive Growth Composite Benchmarkxi, returned -0.16%, -1.82% and -2.06%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Average1 returned -3.76% for the same period.

Performance Snapshot as of January 31, 2016 (unaudited)
(excluding sales charges)	6 months	12 months
QS Legg Mason Defensive Growth Fund:
Class A	-4.51%	-2.91%
Class B2	-4.81%	-3.52%
Class C	-4.85%	-3.54%
Class C1[3]	-4.76%	-3.35%
Class R	-4.58%	-3.12%
Class I	-4.40%	-2.62%
Barclays U.S. Aggregate Index	1.33%	-0.16%
Russell 1000 Index	-7.89%	-1.82%
Defensive Growth Composite Benchmark	-3.30%	-2.06%
Lipper Mixed-Asset Target Allocation Conservative Funds Category Average[1]	-4.52%	-3.76%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and fixed income markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 30%.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2015, the gross total annual operating expense ratios for Class A, Class B, Class C, Class C1, Class R and Class I shares were 1.17%, 1.89%, 1.98%, 1.71%, 1.43% and 0.95%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.30% for Class B shares, 1.55% for Class C shares, 1.25% for Class C1 shares, 0.80% for Class R shares and 0.25% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 372 funds for the six-month period and among the 360 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges.

[2]

The Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who own Class B shares may continue to hold those shares, but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

[3]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	5

Funds overview (cont’d)

Q. What were the leading contributors to performance?

A. Taking into account both the underlying fund returns and their weightings within the Funds, ClearBridge Appreciation Fund, Western Asset Total Return Unconstrained Fund and Western Asset Core Bond Fund were the only positive contributors to Funds’ returns from an absolute return perspective in a period where the performance of most underlying funds was negative.

In relative terms (i.e., relative to each Fund’s specific benchmark), the leading contributors to performance were QS Batterymarch Global Dividend Fund, QS Batterymarch International Equity Fund and Western Asset Total Return Unconstrained Fund.

Q. What were the leading detractors from performance?

A. Among the other underlying funds, the funds that were the largest detractors to absolute performance (taking into account both the underlying fund returns and their weightings within the Funds) were ClearBridge Small Cap Growth Fund, QS Legg Mason Strategic Real Return Fund and QS Batterymarch International Equity Fund.

In relative terms (i.e., relative to each Fund’s specific benchmark), the leading detractors from performance were QS Legg Mason Strategic Real Return Fund, ClearBridge Aggressive Growth Fund and Legg Mason BW Diversified Large Cap Value Fund.

Q. Were there any significant changes to the Funds during the reporting period?

A. In addition to the strategic allocation changes mentioned above, each Fund’s name was also changed on June 1, 2015 to reflect a risk based approach.

Thank you for your investment in the QS Legg Mason Asset Allocation Funds. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Funds’ investment goals.

Sincerely,

Y. Wayne Lin

Portfolio Manager

QS Legg Mason Global Asset Allocation, LLC

Thomas Picciochi

Portfolio Manager

QS Legg Mason Global Asset Allocation, LLC

Ellen Tesler

Portfolio Manager

QS Legg Mason Global Asset Allocation, LLC

February 16, 2016

RISKS: Equity securities are subject to price fluctuation. International investments are subject to special risks including currency fluctuations, social, economic and political uncertainties, which could increase volatility; these risks are heightened for investments in emerging markets. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than an investment in larger, more established companies. Fixed income securities are subject to interest rate, credit, inflation, and reinvestment risk. As interest rates rise, the value of fixed income securities falls. High yield (“junk”) bonds are lower-rated issues and possess greater price volatility, illiquidity, and possibility of default than higher-rated securities. Each Fund, as a non-diversified fund, is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund which may magnify the fund’s losses from events affecting a particular issuer.

Each Asset Allocation Fund is a “fund of funds” — meaning it invests in other underlying funds. Each Fund seeks its objective by investing primarily in other affiliated funds. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. Because these Funds have exposure to both stocks and bonds through the underlying funds in which they invest, the Funds may underperform stock funds when stocks are in favor, and underperform bond funds when bonds are in favor. In addition to a Fund’s operating expenses, an investment will indirectly bear the operating expenses of the underlying funds. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. In addition, some of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Additionally, the portfolio managers may invest in underlying funds that have a limited performance history. Please see each Fund’s prospectus for a more complete discussion of these and other risks, and the Funds’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

6	QS Legg Mason Asset Allocation Funds 2016 Annual Report

[i]

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

ii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

iii

The MSCI All Country World Index Ex-U.S. (“MSCI ACWI Ex-U.S.”) is a market-capitalization-weighted index that is designed to measure performance of stocks throughout the world, with the exception of U.S.-based companies. The MSCI ACWI Ex-U.S. includes both developed and emerging markets.

iv

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Barclays Global Aggregate Index (Hedged) is an index comprised of several other Barclays indices that measure fixed-income performance of regions around the world.

vi

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.
viii

The Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Barclays U.S. Aggregate Index and 5% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

ix

The Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Barclays U.S. Aggregate Index and 5% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

[x]

The Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Barclays U.S. Aggregate Index and 7% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xi

The Defensive Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Barclays U.S. Aggregate Index and 10% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	7

Funds at a glance (unaudited)

QS Legg Mason Growth Fund Breakdown† (%) as of — January 31, 2016

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
13.8 Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	Financials Consumer Discretionary Health Care Industrials Consumer Staples
11.6 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Energy
10.6 Legg Mason Partners Equity Trust — QS Batterymarch Global Dividend Fund, Class IS Shares	Consumer Staples Financials Telecommunication Services Utilities Health Care
9.3 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Consumer Staples
8.7 Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Financials Industrials
7.4 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
7.2 The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	Consumer Discretionary Industrials Information Technology Financials Energy
6.7 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
6.2 Legg Mason Global Asset Management Trust — QS Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments In Underlying Funds U.S. Government & Agency Obligations Financials Information Technology
5.6 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Information Technology Consumer Discretionary Materials
5.5 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Consumer Discretionary Information Technology Financials Industrials Health Care
2.9 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Financials
2.6 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
1.0 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Mortgage-Backed Securities Asset-Backed Securities
0.9 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Financials Industrials Energy Health Care

8	QS Legg Mason Asset Allocation Funds 2016 Annual Report

QS Legg Mason Moderate Growth Fund Breakdown† (%) as of — January 31, 2016

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
12.7 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Mortgage-Backed Securities Asset-Backed Securities
10.4 Legg Mason Partners Equity Trust — QS Batterymarch Global Dividend Fund, Class IS Shares	Consumer Staples Financials Telecommunication Services Utilities Health Care
10.3 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Energy
9.2 Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	Financials Consumer Discretionary Health Care Industrials Consumer Staples
8.1 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Consumer Staples
6.7 Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Financials Industrials
6.6 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
6.2 Legg Mason Global Asset Management Trust — QS Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments In Underlying Funds U.S. Government & Agency Obligations Financials Information Technology

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
5.5 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
4.9 The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	Consumer Discretionary Industrials Information Technology Financials Energy
4.4 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Consumer Discretionary Information Technology Financials Industrials Health Care
4.0 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
3.9 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Information Technology Consumer Discretionary Materials
2.7 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Financials
2.7 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Financials Industrials Energy Health Care
1.7 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Mortgage-Backed Securities Asset-Backed Securities

QS Legg Mason Asset Allocation Funds 2016 Annual Report	9

Funds at a glance (unaudited) (cont’d)

QS Legg Mason Conservative Growth Fund Breakdown† (%) as of — January 31, 2016

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
23.9 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Mortgage-Backed Securities Asset-Backed Securities
10.3 Legg Mason Partners Equity Trust — QS Batterymarch Global Dividend Fund, Class IS Shares	Consumer Staples Financials Telecommunication Services Utilities Health Care
9.1 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Mortgage-Backed Securities Asset-Backed Securities
7.0 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Energy
6.2 Legg Mason Global Asset Management Trust — QS Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments In Underlying Funds U.S. Government & Agency Obligations Financials Information Technology
5.8 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Consumer Staples
5.4 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
5.4 Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	Financials Consumer Discretionary Health Care Industrials Consumer Staples

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.7 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Financials Industrials Energy Health Care
4.4 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
3.9 Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Financials Industrials
3.6 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
3.5 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Information Technology Consumer Discretionary Materials
3.2 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Consumer Discretionary Information Technology Financials Industrials Health Care
2.0 The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	Consumer Discretionary Industrials Information Technology Financials Energy
1.6 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Financials

10	QS Legg Mason Asset Allocation Funds 2016 Annual Report

QS Legg Mason Defensive Growth Fund Breakdown† (%) as of — January 31, 2016

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
35.3 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Mortgage-Backed Securities Asset-Backed Securities
15.4 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Mortgage-Backed Securities Asset-Backed Securities
8.1 Legg Mason Partners Equity Trust — QS Batterymarch Global Dividend Fund, Class IS Shares	Consumer Staples Financials Telecommunication Services Utilities Health Care
8.0 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Financials Industrials Energy Health Care
6.3 Legg Mason Global Asset Management Trust — QS Legg Mason Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments In Underlying Funds U.S. Government & Agency Obligations Financials Information Technology
5.0 Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	Financials Consumer Discretionary Health Care Industrials Consumer Staples

†	Subject to change at any time.

% of Total Long-Term Investments	Top 5 Sectors
4.5 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
3.8 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Consumer Staples
2.8 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Health Care Industrials Energy
2.5 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
2.4 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Consumer Discretionary Information Technology Financials Industrials Health Care
2.3 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
2.0 Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Financials Industrials
1.6 The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares	Consumer Discretionary Industrials Information Technology Financials Energy

QS Legg Mason Asset Allocation Funds 2016 Annual Report	11

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2015 and held for the six months ended January 31, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Legg Mason Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Legg Mason Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-10.51%	$1,000.00	$894.90	0.53%	$2.53	Class A	5.00%	$1,000.00	$1,022.53	0.53%	$2.70
Class B	-10.89	1,000.00	891.10	1.49	7.10	Class B	5.00	1,000.00	1,017.69	1.49	7.58
Class C	-10.81	1,000.00	891.90	1.26	6.01	Class C	5.00	1,000.00	1,018.85	1.26	6.41
Class R	-10.61	1,000.00	893.90	0.79	3.77	Class R	5.00	1,000.00	1,021.22	0.79	4.02
Class I	-10.41	1,000.00	895.90	0.29	1.39	Class I	5.00	1,000.00	1,023.74	0.29	1.48

[1]	For the six months ended January 31, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

12	QS Legg Mason Asset Allocation Funds 2016 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2015 and held for the six months ended January 31, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Legg Mason Moderate Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Legg Mason Moderate Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-8.73%	$1,000.00	$912.70	0.49%	$2.36	Class A	5.00%	$1,000.00	$1,022.74	0.49%	$2.50
Class B	-9.19	1,000.00	908.10	1.45	6.97	Class B	5.00	1,000.00	1,017.90	1.45	7.38
Class C	-9.07	1,000.00	909.30	1.23	5.92	Class C	5.00	1,000.00	1,019.00	1.23	6.26
Class R	-8.92	1,000.00	910.80	0.80	3.85	Class R	5.00	1,000.00	1,021.17	0.80	4.08
Class I	-8.66	1,000.00	913.40	0.29	1.40	Class I	5.00	1,000.00	1,023.74	0.29	1.48

[1]	For the six months ended January 31, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	13

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2015 and held for the six months ended January 31, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Legg Mason Conservative Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Legg Mason Conservative Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-6.54%	$1,000.00	$934.60	0.50%	$2.44	Class A	5.00%	$1,000.00	$1,022.68	0.50%	$2.55
Class B	-6.99	1,000.00	930.10	1.41	6.86	Class B	5.00	1,000.00	1,018.10	1.41	7.17
Class C	-6.91	1,000.00	930.90	1.26	6.13	Class C	5.00	1,000.00	1,018.85	1.26	6.41
Class R	-6.75	1,000.00	932.50	0.89	4.34	Class R	5.00	1,000.00	1,020.72	0.89	4.53
Class I	-6.43	1,000.00	935.70	0.39	1.90	Class I	5.00	1,000.00	1,023.24	0.39	1.99

[1]	For the six months ended January 31, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

14	QS Legg Mason Asset Allocation Funds 2016 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2015 and held for the six months ended January 31, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Legg Mason Defensive Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Legg Mason Defensive Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-4.51%	$1,000.00	$954.90	0.56%	$2.76	Class A	5.00%	$1,000.00	$1,022.38	0.56%	$2.85
Class B	-4.81	1,000.00	951.90	1.19	5.85	Class B	5.00	1,000.00	1,019.21	1.19	6.06
Class C	-4.85	1,000.00	951.50	1.25	6.15	Class C	5.00	1,000.00	1,018.90	1.25	6.36
Class C1	-4.76	1,000.00	952.40	1.07	5.27	Class C1	5.00	1,000.00	1,019.81	1.07	5.45
Class R	-4.58	1,000.00	954.20	0.80	3.94	Class R	5.00	1,000.00	1,021.17	0.80	4.08
Class I	-4.40	1,000.00	956.00	0.30	1.48	Class I	5.00	1,000.00	1,023.69	0.30	1.53

[1]	For the six months ended January 31, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B, Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	15

Funds performance (unaudited)

QS Legg Mason Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class B	Class C	Class R	Class I
Twelve Months Ended 1/31/16	-5.82%	-6.71%	-6.43%	-6.07%	-5.55%
Five Years Ended 1/31/16	5.73	4.80	5.09	N/A	6.07
Ten Years Ended 1/31/16	3.37	2.74	2.86	N/A	N/A
Inception* through 1/31/16	—	—	—	-4.53	11.11

With sales charges[2]	Class A	Class B	Class C	Class R	Class I
Twelve Months Ended 1/31/16	-11.23%	-10.92%	-7.27%	-6.07%	-5.55%
Five Years Ended 1/31/16	4.48	4.64	5.09	N/A	6.07
Ten Years Ended 1/31/16	2.76	2.74	2.86	N/A	N/A
Inception* through 1/31/16	—	—	—	-4.53	11.11

Cumulative total returns
Without sales charges[1]
Class A (1/31/06 through 1/31/16)	39.36%
Class B (1/31/06 through 1/31/16)	31.07
Class C (1/31/06 through 1/31/16)	32.56
Class R (Inception date of 6/2/14 through 1/31/16)	-7.44
Class I (Inception date of 12/16/08 through 1/31/16)	111.98

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B shares and Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment and declines by 1.00% per year until no CDSC is incurred. Class C shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, B, C, R and I shares is February 5, 1996, February 5, 1996, February 5, 1996, June 2, 2014 and December 16, 2008, respectively.

16	QS Legg Mason Asset Allocation Funds 2016 Annual Report

QS Legg Mason Growth Fund

Historical performance

Value of $10,000 invested in

Class A, B and C Shares of QS Legg Mason Growth Fund vs. Benchmark Indices† — January 2006 - January 2016

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A, B and C shares of QS Legg Mason Growth Fund on January 31, 2006, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2016. The hypothetical illustration also assumes a $10,000 investment in the Barclays U.S. Aggregate Index, Russell 3000 Index, and the Growth Composite Benchmark. The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Barclays U.S. Aggregate Index and 5% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A, B and C shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 85%.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	17

Funds performance (unaudited) (cont’d)

QS Legg Mason Moderate Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class B	Class C	Class R	Class I
Twelve Months Ended 1/31/16	-4.78%	-5.77%	-5.47%	-5.13%	-4.59%
Five Years Ended 1/31/16	5.59	4.60	4.88	N/A	5.84
Ten Years Ended 1/31/16	4.00	3.35	3.42	N/A	N/A
Inception* through 1/31/16	—	—	—	-3.63	3.45

With sales charges[2]	Class A	Class B	Class C	Class R	Class I
Twelve Months Ended 1/31/16	-10.24%	-10.14%	-6.34%	-5.13%	-4.59%
Five Years Ended 1/31/16	4.34	4.44	4.88	N/A	5.84
Ten Years Ended 1/31/16	3.39	3.35	3.42	N/A	N/A
Inception* through 1/31/16	—	—	—	-3.63	3.45

Cumulative total returns
Without sales charges[1]
Class A (1/31/06 through 1/31/16)	48.07%
Class B (1/31/06 through 1/31/16)	38.98
Class C (1/31/06 through 1/31/16)	39.97
Class R (Inception date of 6/2/14 through 1/31/16)	-5.98
Class I (Inception date of 10/2/07 through 1/31/16)	32.72

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the investments of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B shares and Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment and declines by 1.00% per year until no CDSC is incurred. Class C shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, B, C, R and I shares is February 5, 1996, February 5, 1996, February 5, 1996, June 2, 2014 and October 2, 2007, respectively.

18	QS Legg Mason Asset Allocation Funds 2016 Annual Report

QS Legg Mason Moderate Growth Fund

Historical performance

Value of $10,000 invested in

Class A, B and C Shares of QS Legg Mason Moderate Growth Fund vs. Benchmark Indices† — January 2006 - January 2016

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A, B and C shares of QS Legg Mason Moderate Growth Fund on January 31, 2006, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2016. The hypothetical illustration also assumes a $10,000 investment in the Barclays U.S. Aggregate Index, Russell 3000 Index, and the Moderate Growth Composite Benchmark. The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Barclays U.S. Aggregate Index and 5% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A, B and C shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 70%.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	19

Funds performance (unaudited) (cont’d)

QS Legg Mason Conservative Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class B	Class C	Class R	Class I
Twelve Months Ended 1/31/16	-3.80%	-4.65%	-4.47%	-4.00%	-3.49%
Five Years Ended 1/31/16	4.97	4.00	4.23	N/A	N/A
Ten Years Ended 1/31/16	4.48	3.77	3.81	N/A	N/A
Inception* through 1/31/16	—	—	—	-2.63	-3.29

With sales charges[2]	Class A	Class B	Class C	Class R	Class I
Twelve Months Ended 1/31/16	-9.35%	-9.16%	-5.38%	-4.00%	-3.49%
Five Years Ended 1/31/16	3.73	3.83	4.23	N/A	N/A
Ten Years Ended 1/31/16	3.86	3.77	3.81	N/A	N/A
Inception* through 1/31/16	—	—	—	-2.63	-3.29

Cumulative total returns
Without sales charges[1]
Class A (1/31/06 through 1/31/16)	54.97%
Class B (1/31/06 through 1/31/16)	44.72
Class C (1/31/06 through 1/31/16)	45.39
Class R (Inception date of 6/2/14 through 1/31/16)	-4.35
Class I (Re-inception date of 7/25/14 through 1/31/16)	-4.96

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B shares and Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment and declines by 1.00% per year until no CDSC is incurred. Class C shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, B, C, R and I shares is February 5, 1996, February 5, 1996, February 5, 1996, June 2, 2014 and July 25, 2014 (re-inception), respectively.

20	QS Legg Mason Asset Allocation Funds 2016 Annual Report

QS Legg Mason Conservative Growth Fund

Historical performance

Value of $10,000 invested in

Class A, B and C Shares of QS Legg Mason Conservative Growth Fund vs. Benchmark Indices† — January 2006 - January 2016

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†	Hypothetical illustration of $10,000 invested in Class A, B and C shares of QS Legg Mason Conservative Growth Fund on January 31, 2006, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2016. The hypothetical illustration also assumes a $10,000 investment in the Barclays U.S. Aggregate Index, Russell 1000 Index, and the Conservative Growth Composite Benchmark. The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Barclays U.S. Aggregate Index and 7% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A, B and C shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 50%.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	21

Funds performance (unaudited) (cont’d)

QS Legg Mason Defensive Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class B	Class C	Class C1♦	Class R	Class I
Twelve Months Ended 1/31/16	-2.91%	-3.52%	-3.54%	-3.35%	-3.12%	-2.62%
Five Years Ended 1/31/16	4.10	3.37	N/A	3.54	N/A	N/A
Ten Years Ended 1/31/16	4.32	3.80	N/A	3.83	N/A	N/A
Inception* through 1/31/16	—	—	3.02	—	-1.85	3.89

With sales charges[2]	Class A	Class B	Class C	Class C1♦	Class R	Class I
Twelve Months Ended 1/31/16	-7.04%	-7.80%	-4.49%	-4.30%	-3.12%	-2.62%
Five Years Ended 1/31/16	3.19	3.20	N/A	3.54	N/A	N/A
Ten Years Ended 1/31/16	3.86	3.80	N/A	3.83	N/A	N/A
Inception* through 1/31/16	—	—	3.02	—	-1.85	3.89

Cumulative total returns
Without sales charges[1]
Class A (1/31/06 through 1/31/16)	52.59%
Class B (1/31/06 through 1/31/16)	45.27
Class C (Inception date of 8/1/12 through 1/31/16)	10.98
Class C1♦ (1/31/06 through 1/31/16)	45.61
Class R (Inception date of 6/2/14 through 1/31/16)	-3.07
Class I (Inception date of 3/15/12 through 1/31/16)	15.96

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B shares, Class C shares and Class C1♦ shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.25%; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase payment. The CDSC declines by 0.50% the first year after purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares and Class C1♦ shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

♦	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

*	Inception dates for Class A, B, C, C1♦, R and I shares are February 5, 1996, February 5, 1996, August 1, 2012, February 5, 1996, June 2, 2014 and March 15, 2012, respectively.

22	QS Legg Mason Asset Allocation Funds 2016 Annual Report

QS Legg Mason Defensive Growth Fund

Historical performance

Value of $10,000 invested in

Class A, B and C1♦ Shares of QS Legg Mason Defensive Growth Fund vs. Benchmark Indices† — January 2006 - January 2016

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A, B and C1♦ shares of QS Legg Mason Defensive Growth Fund on January 31, 2006, assuming the deduction of the maximum initial sales charge of 4.25% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2016. The hypothetical illustration also assumes a $10,000 investment in the Barclays U.S. Aggregate Index, Russell 1000 Index, and the Defensive Growth Composite Benchmark. The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Defensive Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Barclays U.S. Aggregate Index and 10% Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A, B and C1♦ shares’ performance indicated on this chart, depending on whether greater or less sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 30%.

♦	On August 1, 2012, Class C shares were reclassified as C1 shares.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	23

Schedules of investments

January 31, 2016

QS Legg Mason Growth Fund

Description		Shares	Value
Investments in Underlying Funds† — 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		4,618,030	$76,382,208
QS Batterymarch International Equity Fund, Class IS Shares		6,730,561	90,929,885
QS Legg Mason Strategic Real Return Fund, Class IS Shares		3,835,461	40,886,009
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		234,353	44,290,446
ClearBridge Appreciation Fund, Class IS Shares		3,214,761	61,401,940
ClearBridge International Value Fund, Class IS Shares		4,125,897	36,761,739
ClearBridge Large Cap Growth Fund, Class IS Shares		566,434	19,037,843
ClearBridge Mid Cap Fund, Class IS Shares		1,216,299	36,209,212
ClearBridge Small Cap Growth Fund, Class IS Shares		1,964,876	48,532,444
QS Batterymarch Global Dividend Fund, Class IS Shares		6,370,276	69,563,418
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares		3,955,313	57,510,257
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares		5,597,969	47,526,755
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		550,822	6,317,934
Western Asset High Yield Fund, Class IS Shares		774,422	5,599,068
Western Asset Macro Opportunities Fund, Class IS Shares		1,711,462	16,857,903
Total Investments in Underlying Funds before Short-Term Investments (Cost — $576,298,711)			657,807,061

	Rate
Short-Term Investments — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $1,401,360)	0.355%	1,401,360	1,401,360
Total Investments — 100.1% (Cost — $577,700,071#)			659,208,421
Liabilities in Excess of Other Assets — (0.1)%			(632,511)
Total Net Assets — 100.0%			$658,575,910

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is $620,299,316.

See Notes to Financial Statements.

24	QS Legg Mason Asset Allocation Funds 2016 Annual Report

QS Legg Mason Moderate Growth Fund

Description		Shares	Value
Investments in Underlying Funds† — 100.0%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		2,730,572	$45,163,668
QS Batterymarch International Equity Fund, Class IS Shares		2,973,211	40,168,081
QS Legg Mason Strategic Real Return Fund, Class IS Shares		2,556,239	27,249,512
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		127,797	24,152,287
ClearBridge Appreciation Fund, Class IS Shares		1,864,619	35,614,221
ClearBridge International Value Fund, Class IS Shares		1,915,601	17,068,008
ClearBridge Large Cap Growth Fund, Class IS Shares		352,941	11,862,343
ClearBridge Mid Cap Fund, Class IS Shares		655,209	19,505,583
ClearBridge Small Cap Growth Fund, Class IS Shares		1,165,735	28,793,666
QS Batterymarch Global Dividend Fund, Class IS Shares		4,182,130	45,668,857
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares		2,035,524	29,596,519
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares		2,527,438	21,457,945
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		623,497	7,619,133
Western Asset Core Plus Bond Fund, Class IS Shares		4,857,623	55,716,932
Western Asset High Yield Fund, Class IS Shares		1,632,600	11,803,698
Western Asset Macro Opportunities Fund, Class IS Shares		1,779,351	17,526,609
Total Investments in Underlying Funds before Short-Term Investments (Cost — $394,371,748)			438,967,062

	Rate
Short-Term Investments — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $477,694)	0.355%	477,694	477,694
Total Investments — 100.1% (Cost — $394,849,442#)			439,444,756
Liabilities in Excess of Other Assets — (0.1)%			(344,555)
Total Net Assets — 100.0%			$439,100,201

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is $418,206,260.

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	25

Schedules of investments (cont’d)

January 31, 2016

QS Legg Mason Conservative Growth Fund

Description		Shares	Value
Investments in Underlying Funds† — 99.7%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		1,222,912	$20,226,972
QS Batterymarch International Equity Fund, Class IS Shares		1,159,586	15,666,005
QS Legg Mason Strategic Real Return Fund, Class IS Shares		1,677,068	17,877,549
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		54,482	10,296,623
ClearBridge Appreciation Fund, Class IS Shares		872,434	16,663,482
ClearBridge International Value Fund, Class IS Shares		1,138,523	10,144,241
ClearBridge Large Cap Growth Fund, Class IS Shares		137,248	4,612,909
ClearBridge Mid Cap Fund, Class IS Shares		306,038	9,110,748
ClearBridge Small Cap Growth Fund, Class IS Shares		636,925	15,732,045
QS Batterymarch Global Dividend Fund, Class IS Shares		2,715,840	29,656,969
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares		772,580	11,233,319
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares		671,695	5,702,690
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,155,705	26,342,710
Western Asset Core Plus Bond Fund, Class IS Shares		6,022,439	69,077,371
Western Asset High Yield Fund, Class IS Shares		1,898,438	13,725,707
Western Asset Macro Opportunities Fund, Class IS Shares		1,296,549	12,771,003
Total Investments in Underlying Funds before Short-Term Investments (Cost — $263,758,261)			288,840,343

	Rate
Short-Term Investments — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $1,246,141)	0.355%	1,246,141	1,246,141
Total Investments — 100.1% (Cost — $265,004,402#)			290,086,484
Liabilities in Excess of Other Assets — (0.1)%			(232,867)
Total Net Assets — 100.0%			$289,853,617

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is $279,109,735.

See Notes to Financial Statements.

26	QS Legg Mason Asset Allocation Funds 2016 Annual Report

QS Legg Mason Defensive Growth Fund

Description		Shares	Value
Investments in Underlying Funds† — 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		224,846	$3,718,959
QS Batterymarch International Equity Fund, Class IS Shares		480,725	6,494,588
QS Legg Mason Strategic Real Return Fund, Class IS Shares		774,437	8,255,496
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		15,740	2,974,696
ClearBridge Appreciation Fund, Class IS Shares		263,003	5,023,363
ClearBridge Mid Cap Fund, Class IS Shares		107,217	3,191,837
ClearBridge Small Cap Growth Fund, Class IS Shares		129,736	3,204,470
QS Batterymarch Global Dividend Fund, Class IS Shares		969,363	10,585,448
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares		177,942	2,587,274
The Royce Fund — Royce Small-Cap Value Fund, Institutional Class Shares		246,530	2,093,039
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,648,661	20,146,634
Western Asset Core Plus Bond Fund, Class IS Shares		4,024,059	46,155,958
Western Asset High Yield Fund, Class IS Shares		1,450,622	10,487,999
Western Asset Macro Opportunities Fund, Class IS Shares		598,761	5,897,791
Total Investments in Underlying Funds before Short-Term Investments (Cost — $120,980,081)			130,817,552

	Rate
Short-Term Investments — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $254,344)	0.355%	254,344	254,344
Total Investments — 100.1% (Cost — $121,234,425#)			131,071,896
Liabilities in Excess of Other Assets — (0.1)%			(71,722)
Total Net Assets — 100.0%			$131,000,174

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is $128,361,135.

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	27

Statements of assets and liabilities

January 31, 2016

	QS Legg Mason Growth Fund	QS Legg Mason Moderate Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$576,298,711	$394,371,748
Short-term investments, at cost	1,401,360	477,694
Investments in affiliated Underlying Funds, at value	$657,807,061	$438,967,062
Short-term investments, at value	1,401,360	477,694
Foreign currency, at value (Cost — $39)	38	—
Receivable for Fund shares sold	285,003	248,720
Interest receivable	316	165
Receivable from investment manager	—	30
Prepaid expenses	55,846	35,855
Total Assets	659,549,624	439,729,526

Liabilities:
Payable for Fund shares repurchased	328,478	224,797
Service and/or distribution fees payable	172,200	116,746
Payable due to investment manager	8,782	—
Trustees’ fees payable	4,014	2,748
Accrued expenses	460,240	285,034
Total Liabilities	973,714	629,325
Total Net Assets	$658,575,910	$439,100,201

Net Assets:
Par value (Note 7)	$453	$301
Paid-in capital in excess of par value	596,695,178	404,742,014
Undistibuted (overdistributed) net investment income	(111,409)	199,151
Accumulated net realized loss on affiliated Underlying Funds, investments, capital gain distributions from affiliated Underlying Funds and foreign currency transactions	(19,516,661)	(10,436,579)
Net unrealized appreciation on affiliated Underlying Funds and foreign currencies	81,508,349	44,595,314
Total Net Assets	$658,575,910	$439,100,201

Net Assets:
Class A	$607,632,246	$396,480,368
Class B	$28,828,482	$14,922,663
Class C	$20,525,813	$22,736,553
Class R	$18,036	$14,273
Class I	$1,571,333	$4,946,344

Shares Outstanding:
Class A	41,609,632	27,177,931
Class B	2,104,931	996,551
Class C	1,487,688	1,534,131
Class R	1,240	983
Class I	108,037	341,744

Net Asset Value:
Class A (and redemption price)	$14.60	$14.59
Class B*	$13.70	$14.97
Class C*	$13.80	$14.82
Class R (and redemption price)	$14.55	$14.52
Class I (and redemption price)	$14.54	$14.47

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 5.75%, respectively)	$15.49	$15.48

*	Redemption price per share is NAV of Class B and Class C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

28	QS Legg Mason Asset Allocation Funds 2016 Annual Report

	QS Legg Mason Conservative Growth Fund	QS Legg Mason Defensive Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$263,758,261	$120,980,081
Short-term investments, at cost	1,246,141	254,344
Investments in affiliated Underlying Funds, at value	$288,840,343	$130,817,552
Short-term investments, at value	1,246,141	254,344
Receivable for Fund shares sold	183,059	158,894
Interest receivable	266	44
Receivable from investment manager	1,228	522
Prepaid expenses	32,558	35,979
Total Assets	290,303,595	131,267,335

Liabilities:
Payable for Fund shares repurchased	171,566	128,460
Service and/or distribution fees payable	78,155	32,491
Trustees’ fees payable	1,827	842
Accrued expenses	198,430	105,368
Total Liabilities	449,978	267,161
Total Net Assets	$289,853,617	$131,000,174

Net Assets:
Par value (Note 7)	$219	$104
Paid-in capital in excess of par value	272,634,924	126,819,420
Undistributed net investment income	377,877	178,135
Accumulated net realized loss on affiliated Underlying Funds, investments, capital gain distributions from affiliated Underlying Funds and foreign currency transactions	(8,241,485)	(5,834,956)
Net unrealized appreciation on affiliated Underlying Funds	25,082,082	9,837,471
Total Net Assets	$289,853,617	$131,000,174

Net Assets:
Class A	$255,273,900	$117,979,339
Class B	$9,294,131	$3,699,415
Class C	$18,506,618	$3,133,289
Class C1	—	$3,936,782
Class R	$41,936	$18,376
Class I	$6,737,032	$2,232,973

Shares Outstanding:
Class A	19,322,127	9,375,086
Class B	680,897	287,542
Class C	1,353,033	250,279
Class C1	—	306,924
Class R	3,180	1,463
Class I	510,221	177,800

Net Asset Value:
Class A (and redemption price)	$13.21	$12.58
Class B*	$13.65	$12.87
Class C**	$13.68	$12.52
Class C1**	—	$12.83
Class R (and redemption price)	$13.19	$12.56
Class I (and redemption price)	$13.20	$12.56

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 4.25%, respectively)	$14.02	$13.14

*	Redemption price per share is NAV of Class B shares reduced by a 5.00% and 4.50% CDSC for Conservative Growth Fund and Defensive Growth Fund, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

**	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	29

Statements of operations

For the Year Ended January 31, 2016

	QS Legg Mason Growth Fund	QS Legg Mason Moderate Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$9,458,639	$7,968,164
Dividends from unaffiliated investments	11,779	6,549
Interest	13,877	9,687
Total Investment Income	9,484,295	7,984,400

Expenses:
Service and/or distribution fees (Notes 2 and 5)	2,326,486	1,558,403
Transfer agent fees (Note 5)	1,812,381	968,352
Registration fees	133,143	67,462
Shareholder reports	89,319	59,255
Legal fees	51,867	51,048
Trustees’ fees	49,172	32,581
Audit and tax fees	31,595	30,620
Fund accounting fees	26,300	26,300
Insurance	12,310	8,499
Custody fees	3,817	4,114
Miscellaneous expenses	5,008	4,427
Total Expenses	4,541,398	2,811,061
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(44)	(92)
Net Expenses	4,541,354	2,810,969
Net Investment Income	4,942,941	5,173,431

Realized and Unrealized Gain (Loss) on Affiliated Underlying Funds, Investments, Capital Gain Distributions From Affiliated Underlying Funds and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	61,172,453	40,761,304
Investment transactions (Note 3)	96,960	36,383
Capital gain distributions from affiliated Underlying Funds	24,013,295	13,207,828
Foreign currency transactions	20,713	10,779
Net Realized Gain	85,303,421	54,016,294
Change in Net Unrealized Appreciation (Depreciation) From:
Affiliated Underlying Funds	(130,568,666)	(81,304,818)
Foreign currencies	(1)	—
Change in Net Unrealized Appreciation (Depreciation)	(130,568,667)	(81,304,818)
Net Loss on Affiliated Underlying Funds, Investments, Capital Gain Distributions From Affiliated Underlying Funds and Foreign Currency Transactions	(45,265,246)	(27,288,524)
Decrease in Net Assets From Operations	$(40,322,305)	$(22,115,093)

See Notes to Financial Statements.

30	QS Legg Mason Asset Allocation Funds 2016 Annual Report

	QS Legg Mason Conservative Growth Fund	QS Legg Mason Defensive Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$6,671,104	$3,736,435
Dividends from unaffiliated investments	2,155	231
Interest	2,787	1,436
Total Investment Income	6,676,046	3,738,102

Expenses:
Service and/or distribution fees (Notes 2 and 5)	1,016,572	416,008
Transfer agent fees (Note 5)	547,585	215,731
Registration fees	65,737	76,196
Shareholder reports	39,221	18,852
Legal fees	50,963	53,307
Trustees’ fees	21,252	9,495
Audit and tax fees	29,950	29,290
Fund accounting fees	26,300	14,488
Insurance	5,790	3,186
Custody fees	3,821	887
Miscellaneous expenses	3,769	4,004
Total Expenses	1,810,960	841,444
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(1,682)	(2,277)
Net Expenses	1,809,278	839,167
Net Investment Income	4,866,768	2,898,935

Realized and Unrealized Gain (Loss) on Affiliated Underlying Funds, Investments, Capital Gain Distributions From Affiliated Underlying Funds and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	19,345,370	7,158,062
Investment transactions	(6,691)	(6,972)
Capital gain distributions from affiliated Underlying Funds	5,842,993	1,764,198
Foreign currency transactions	2,718	—
Net Realized Gain	25,184,390	8,915,288
Change in Net Unrealized Appreciation (Depreciation)	(41,419,397)	(15,813,280)
Net Loss on Affiliated Underlying Funds, Investments, Capital Gain Distributions From Affiliated Underlying Funds and Foreign Currency Transactions	(16,235,007)	(6,897,992)
Decrease in Net Assets From Operations	$(11,368,239)	$(3,999,057)

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	31

Statements of changes in net assets

QS Legg Mason Growth Fund

For the Years Ended January 31,	2016	2015

Operations:
Net investment income	$4,942,941	$4,478,933
Net realized gain	85,303,421	42,829,515
Change in net unrealized appreciation (depreciation)	(130,568,667)	(17,151,574)
Increase (Decrease) in Net Assets From Operations	(40,322,305)	30,156,874

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(6,100,115)	(7,599,983)
Net realized gains	(69,209,295)	(22,221,461)
Decrease in Net Assets From Distributions to Shareholders	(75,309,410)	(29,821,444)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	62,880,006	83,712,631
Reinvestment of distributions	75,038,811	29,703,044
Cost of shares repurchased	(104,766,519)	(108,997,151)
Increase in Net Assets From Fund Share Transactions	33,152,298	4,418,524
Increase (Decrease) in Net Assets	(82,479,417)	4,753,954

Net Assets:
Beginning of year	741,055,327	736,301,373
End of year*	$658,575,910	$741,055,327
* Includes (overdistributed) undistributed net investment income, respectively, of:	$(111,409)	$217,296

See Notes to Financial Statements.

32	QS Legg Mason Asset Allocation Funds 2016 Annual Report

QS Legg Mason Moderate Growth Fund

For the Years Ended January 31,	2016	2015

Operations:
Net investment income	$5,173,431	$5,335,266
Net realized gain	54,016,294	29,977,383
Change in net unrealized appreciation (depreciation)	(81,304,818)	(13,577,231)
Increase (Decrease) in Net Assets From Operations	(22,115,093)	21,735,418

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(5,775,042)	(7,349,978)
Net realized gains	(35,023,597)	—
Decrease in Net Assets From Distributions to Shareholders	(40,798,639)	(7,349,978)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	41,324,481	64,008,923
Reinvestment of distributions	40,603,502	7,318,923
Cost of shares repurchased	(73,464,088)	(78,766,156)
Increase (Decrease) in Net Assets From Fund Share Transactions	8,463,895	(7,438,310)
Increase (Decrease) in Net Assets	(54,449,837)	6,947,130

Net Assets:
Beginning of year	493,550,038	486,602,908
End of year*	$439,100,201	$493,550,038
* Includes undistributed net investment income of:	$199,151	$218,792

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	33

Statements of changes in net assets (cont’d)

QS Legg Mason Conservative Growth Fund

For the Years Ended January 31,	2016	2015

Operations:
Net investment income	$4,866,768	$5,195,617
Net realized gain	25,184,390	11,648,867
Change in net unrealized appreciation (depreciation)	(41,419,397)	(3,958,322)
Increase (Decrease) in Net Assets From Operations	(11,368,239)	12,886,162

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(5,273,061)	(6,058,539)
Net realized gains	(14,862,917)	—
Decrease in Net Assets From Distributions to Shareholders	(20,135,978)	(6,058,539)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	38,503,593	64,767,119
Reinvestment of distributions	19,988,268	6,016,197
Cost of shares repurchased	(57,744,276)	(55,243,694)
Increase in Net Assets From Fund Share Transactions	747,585	15,539,622
Increase (Decrease) in Net Assets	(30,756,632)	22,367,245

Net Assets:
Beginning of year	320,610,249	298,243,004
End of year*	$289,853,617	$320,610,249
* Includes undistributed net investment income of:	$377,877	$402,621

See Notes to Financial Statements.

34	QS Legg Mason Asset Allocation Funds 2016 Annual Report

QS Legg Mason Defensive Growth Fund

For the Years Ended January 31,	2016	2015

Operations:
Net investment income	$2,898,935	$3,422,949
Net realized gain	8,915,288	4,749,631
Change in net unrealized appreciation (depreciation)	(15,813,280)	(1,427,338)
Increase (Decrease) in Net Assets From Operations	(3,999,057)	6,745,242

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(3,044,028)	(3,699,725)
Decrease in Net Assets From Distributions to Shareholders	(3,044,028)	(3,699,725)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	17,310,151	26,419,271
Reinvestment of distributions	3,023,777	3,681,005
Cost of shares repurchased	(28,648,538)	(32,337,684)
Decrease in Net Assets From Fund Share Transactions	(8,314,610)	(2,237,408)
Increase (Decrease) in Net Assets	(15,357,695)	808,109

Net Assets:
Beginning of year	146,357,869	145,549,760
End of year*	$131,000,174	$146,357,869
* Includes undistributed net investment income of:	$178,135	$201,887

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	35

Financial highlights

QS Legg Mason Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2016	2015	2014	2013	2012

Net asset value, beginning of year	$17.23	$17.22	$14.81	$13.06	$13.20

Income (loss) from operations:
Net investment income	0.13	0.12	0.08	0.14	0.14 [2]
Net realized and unrealized gain (loss)	(0.98)	0.60	2.50	1.78	(0.15)
Total income (loss) from operations	(0.85)	0.72	2.58	1.92	(0.01)

Less distributions from:
Net investment income	(0.15)	(0.19)	(0.17)	(0.17)	(0.13)
Net realized gains	(1.63)	(0.52)	—	—	—
Total distributions	(1.78)	(0.71)	(0.17)	(0.17)	(0.13)

Net asset value, end of year	$14.60	$17.23	$17.22	$14.81	$13.06
Total return[3]	(5.82)%	4.11%	17.41%	14.81%	(0.04)%

Net assets, end of year (000s)	$607,632	$663,706	$644,907	$570,110	$535,123

Ratios to average net assets:
Gross expenses[4]	0.54%	0.55%	0.60%	0.69%	0.68%
Net expenses[4,5]	0.54	0.55	0.60	0.69	0.68
Net investment income	0.76	0.69	0.49	1.04	1.07 [2]

Portfolio turnover rate	44%[6]	29%	11%	11%	36%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

36	QS Legg Mason Asset Allocation Funds 2016 Annual Report

QS Legg Mason Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class B Shares[1]	2016	2015	2014	2013	2012

Net asset value, beginning of year	$16.28	$16.28	$14.00	$12.36	$12.50

Income (loss) from operations:
Net investment income (loss)	(0.06)	(0.06)	(0.07)	0.01	0.02	[2]
Net realized and unrealized gain (loss)	(0.89)	0.59	2.37	1.69	(0.13)
Total income (loss) from operations	(0.95)	0.53	2.30	1.70	(0.11)

Less distributions from:
Net investment income	—	(0.01)	(0.02)	(0.06)	(0.03)
Net realized gains	(1.63)	(0.52)	—	—	—
Total distributions	(1.63)	(0.53)	(0.02)	(0.06)	(0.03)

Net asset value, end of year	$13.70	$16.28	$16.28	$14.00	$12.36
Total return[3]	(6.71)%	3.19%	16.42%	13.80%	(0.88)%

Net assets, end of year (000s)	$28,828	$50,858	$71,928	$78,066	$86,735

Ratios to average net assets:
Gross expenses[4]	1.52%	1.49%	1.48%	1.55%	1.59%
Net expenses[4,5]	1.52	1.49	1.48	1.55 [6]	1.52	[6]
Net investment income (loss)	(0.39)	(0.37)	(0.44)	0.10	0.17	[2]

Portfolio turnover rate	44%[7]	29%	11%	11%	36%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	37

Financial highlights (cont’d)

QS Legg Mason Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2016	2015	2014	2013	2012

Net asset value, beginning of year	$16.38	$16.44	$14.16	$12.50	$12.64

Income (loss) from operations:
Net investment income (loss)	0.01	0.02	(0.02)	0.06	0.06 [2]
Net realized and unrealized gain (loss)	(0.92)	0.56	2.38	1.71	(0.14)
Total income (loss) from operations	(0.91)	0.58	2.36	1.77	(0.08)

Less distributions from:
Net investment income	(0.04)	(0.12)	(0.08)	(0.11)	(0.06)
Net realized gains	(1.63)	(0.52)	—	—	—
Total distributions	(1.67)	(0.64)	(0.08)	(0.11)	(0.06)

Net asset value, end of year	$13.80	$16.38	$16.44	$14.16	$12.50
Total return[3]	(6.43)%	3.45%	16.65%	14.20%	(0.61)%

Net assets, end of year (000s)	$20,526	$24,222	$18,507	$16,329	$15,640

Ratios to average net assets:
Gross expenses[4]	1.24%	1.22%	1.26%	1.24%	1.25%
Net expenses[4,5]	1.24	1.22	1.26	1.24	1.25
Net investment income (loss)	0.04	0.15	(0.16)	0.47	0.49 [2]

Portfolio turnover rate	44%[6]	29%	11%	11%	36%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

38	QS Legg Mason Asset Allocation Funds 2016 Annual Report

QS Legg Mason Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2016	2015[2]

Net asset value, beginning of year	$17.20	$18.17

Income (loss) from operations:
Net investment income	0.10	0.11
Net realized and unrealized loss	(1.00)	(0.36)
Total loss from operations	(0.90)	(0.25)

Less distributions from:
Net investment income	(0.12)	(0.20)
Net realized gains	(1.63)	(0.52)
Total distributions	(1.75)	(0.72)

Net asset value, end of year	$14.55	$17.20
Total return[3]	(6.07)%	(1.46)%

Net assets, end of year (000s)	$18	$10

Ratios to average net assets:
Gross expenses[4]	1.21%	0.75%[5]
Net expenses[4,6]	0.80 [7]	0.75 [5]
Net investment income	0.59	0.92 [5]

Portfolio turnover rate	44%[8]	29%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period June 2, 2014 (inception date) to January 31, 2015.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[9]	For the year ended January 31, 2015.

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	39

Financial highlights (cont’d)

QS Legg Mason Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2016	2015	2014	2013	2012

Net asset value, beginning of year	$17.18	$17.17	$14.77	$13.03	$13.16

Income (loss) from operations:
Net investment income	0.19	0.25	0.14	0.23	0.15 [2]
Net realized and unrealized gain (loss)	(0.99)	0.53	2.48	1.74	(0.12)
Total income (loss) from operations	(0.80)	0.78	2.62	1.97	0.03

Less distributions from:
Net investment income	(0.21)	(0.25)	(0.22)	(0.23)	(0.16)
Net realized gains	(1.63)	(0.52)	—	—	—
Total distributions	(1.84)	(0.77)	(0.22)	(0.23)	(0.16)

Net asset value, end of year	$14.54	$17.18	$17.17	$14.77	$13.03
Total return[3]	(5.55)%	4.43%	17.76%	15.23%	0.30%

Net assets, end of year (000s)	$1,571	$2,259	$959	$503	$354

Ratios to average net assets:
Gross expenses[4]	0.20%	0.28%	0.36%	0.28%	0.38%
Net expenses[4,5]	0.20	0.28	0.33 [6]	0.28	0.38
Net investment income	1.09	1.40	0.84	1.64	1.16 [2]

Portfolio turnover rate	44%[7]	29%	11%	11%	36%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

40	QS Legg Mason Asset Allocation Funds 2016 Annual Report

QS Legg Mason Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2016	2015	2014	2013	2012

Net asset value, beginning of year	$16.77	$16.29	$14.39	$12.87	$12.90

Income (loss) from operations:
Net investment income	0.19	0.20	0.13	0.18	0.18 [2]
Net realized and unrealized gain (loss)	(0.91)	0.55	1.97	1.56	(0.02)
Total income (loss) from operations	(0.72)	0.75	2.10	1.74	0.16

Less distributions from:
Net investment income	(0.21)	(0.27)	(0.20)	(0.22)	(0.19)
Net realized gains	(1.25)	—	—	—	—
Total distributions	(1.46)	(0.27)	(0.20)	(0.22)	(0.19)

Net asset value, end of year	$14.59	$16.77	$16.29	$14.39	$12.87
Total return[3]	(4.78)%	4.55%	14.59%	13.60%	1.27%

Net assets, end of year (000s)	$396,480	$435,104	$424,969	$390,747	$376,974

Ratios to average net assets:
Gross expenses[4]	0.50%	0.51%	0.54%	0.60%	0.57%
Net expenses[4,5]	0.50	0.51	0.54	0.60	0.57
Net investment income	1.15	1.16	0.86	1.35	1.43 [2]

Portfolio turnover rate	47%[6]	27%	12%	12%	32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	41

Financial highlights (cont’d)

QS Legg Mason Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class B Shares[1]	2016	2015	2014	2013	2012

Net asset value, beginning of year	$17.14	$16.59	$14.64	$13.08	$13.10

Income (loss) from operations:
Net investment income (loss)	0.00 [3]	0.01	(0.02)	0.05	0.06 [2]
Net realized and unrealized gain (loss)	(0.92)	0.58	2.00	1.59	(0.01)
Total income (loss) from operations	(0.92)	0.59	1.98	1.64	0.05

Less distributions from:
Net investment income	—	(0.04)	(0.03)	(0.08)	(0.07)
Net realized gains	(1.25)	—	—	—	—
Total distributions	(1.25)	(0.04)	(0.03)	(0.08)	(0.07)

Net asset value, end of year	$14.97	$17.14	$16.59	$14.64	$13.08
Total return[4]	(5.77)%	3.57%	13.54%	12.58%	0.40%

Net assets, end of year (000s)	$14,923	$26,517	$38,816	$45,205	$53,585

Ratios to average net assets:
Gross expenses[5]	1.51%	1.47%	1.46%	1.52%	1.46%
Net expenses[5,6]	1.51	1.47	1.46	1.52	1.46
Net investment income (loss)	0.00 [7]	0.08	(0.10)	0.35	0.47 [2]

Portfolio turnover rate	47%[8]	27%	12%	12%	32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[7]	Amount represents less than 0.005%.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

42	QS Legg Mason Asset Allocation Funds 2016 Annual Report

QS Legg Mason Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2016	2015	2014	2013	2012

Net asset value, beginning of year	$17.01	$16.54	$14.62	$13.08	$13.10

Income (loss) from operations:
Net investment income	0.07	0.10	0.03	0.10	0.10 [2]
Net realized and unrealized gain (loss)	(0.93)	0.54	1.99	1.58	(0.02)
Total income (loss) from operations	(0.86)	0.64	2.02	1.68	0.08

Less distributions from:
Net investment income	(0.08)	(0.17)	(0.10)	(0.14)	(0.10)
Net realized gains	(1.25)	—	—	—	—
Total distributions	(1.33)	(0.17)	(0.10)	(0.14)	(0.10)

Net asset value, end of year	$14.82	$17.01	$16.54	$14.62	$13.08
Total return[3]	(5.47)%	3.83%	13.80%	12.90%	0.65%

Net assets, end of year (000s)	$22,737	$26,416	$21,534	$18,371	$16,657

Ratios to average net assets:
Gross expenses[4]	1.21%	1.20%	1.23%	1.22%	1.25%
Net expenses[4,5]	1.21	1.20	1.23	1.22	1.25
Net investment income	0.43	0.55	0.18	0.74	0.76 [2]

Portfolio turnover rate	47%[6]	27%	12%	12%	32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	43

Financial highlights (cont’d)

QS Legg Mason Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2016	2015[2]

Net asset value, beginning of year	$16.74	$17.16

Income (loss) from operations:
Net investment income	0.19	0.15
Net realized and unrealized loss	(0.97)	(0.30)
Total loss from operations	(0.78)	(0.15)

Less distributions from:
Net investment income	(0.19)	(0.27)
Net realized gains	(1.25)	—
Total distributions	(1.44)	(0.27)

Net asset value, end of year	$14.52	$16.74
Total return[3]	(5.13)%	(0.89)%

Net assets, end of year (000s)	$14	$10

Ratios to average net assets:
Gross expenses[4]	1.47%	0.75%[5]
Net expenses[4,6]	0.80 [7]	0.75 [5]
Net investment income	1.15	1.27 [5]

Portfolio turnover rate	47%[8]	27%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period June 2, 2014 (inception date) to January 31, 2015.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[9]	For the year ended January 31, 2015.

See Notes to Financial Statements.

44	QS Legg Mason Asset Allocation Funds 2016 Annual Report

QS Legg Mason Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2016	2015	2014	2013	2012

Net asset value, beginning of year	$16.66	$16.19	$14.31	$12.80	$12.85

Income (loss) from operations:
Net investment income	0.24	0.34	0.17	0.23	0.23 [2]
Net realized and unrealized gain (loss)	(0.92)	0.46	1.94	1.54	(0.04)
Total income (loss) from operations	(0.68)	0.80	2.11	1.77	0.19

Less distributions from:
Net investment income	(0.26)	(0.33)	(0.23)	(0.26)	(0.24)
Net realized gains	(1.25)	—	—	—	—
Total distributions	(1.51)	(0.33)	(0.23)	(0.26)	(0.24)

Net asset value, end of year	$14.47	$16.66	$16.19	$14.31	$12.80
Total return[3]	(4.59)%	4.86%	14.75%	13.91%	1.56%

Net assets, end of year (000s)	$4,946	$5,503	$1,284	$874	$502

Ratios to average net assets:
Gross expenses[4]	0.22%	0.21%	0.43%	0.36%	0.34%
Net expenses[4,5]	0.22	0.21	0.40 [6]	0.35 [6]	0.34
Net investment income	1.44	2.02	1.09	1.71	1.84 [2]

Portfolio turnover rate	47%[7]	27%	12%	12%	32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	45

Financial highlights (cont’d)

QS Legg Mason Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2016	2015	2014	2013	2012

Net asset value, beginning of year	$14.70	$14.35	$13.23	$12.06	$11.97

Income (loss) from operations:
Net investment income	0.24	0.26	0.19	0.23	0.23 [2]
Net realized and unrealized gain (loss)	(0.76)	0.39	1.20	1.16	0.09
Total income (loss) from operations	(0.52)	0.65	1.39	1.39	0.32

Less distributions from:
Net investment income	(0.26)	(0.30)	(0.27)	(0.22)	(0.23)
Net realized gains	(0.71)	—	—	—	—
Total distributions	(0.97)	(0.30)	(0.27)	(0.22)	(0.23)

Net asset value, end of year	$13.21	$14.70	$14.35	$13.23	$12.06
Total return[3]	(3.80)%	4.51%	10.54%	11.58%	2.76%

Net assets, end of year (000s)	$255,274	$277,509	$261,212	$245,746	$238,181

Ratios to average net assets:
Gross expenses[4]	0.49%	0.49%	0.52%	0.55%	0.53%
Net expenses[4,5]	0.49	0.49	0.52	0.55	0.53
Net investment income	1.63	1.75	1.38	1.81	1.97 [2]

Portfolio turnover rate	52%[6]	23%	13%	13%	31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

46	QS Legg Mason Asset Allocation Funds 2016 Annual Report

QS Legg Mason Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class B Shares[1]	2016	2015	2014	2013	2012

Net asset value, beginning of year	$15.15	$14.77	$13.62	$12.40	$12.30

Income (loss) from operations:
Net investment income	0.09	0.11	0.06	0.11	0.12 [2]
Net realized and unrealized gain (loss)	(0.77)	0.41	1.23	1.20	0.10
Total income (loss) from operations	(0.68)	0.52	1.29	1.31	0.22

Less distributions from:
Net investment income	(0.11)	(0.14)	(0.14)	(0.09)	(0.12)
Net realized gains	(0.71)	—	—	—	—
Total distributions	(0.82)	(0.14)	(0.14)	(0.09)	(0.12)

Net asset value, end of year	$13.65	$15.15	$14.77	$13.62	$12.40
Total return[3]	(4.65)%	3.50%	9.46%	10.63%	1.82%

Net assets, end of year (000s)	$9,294	$14,814	$21,184	$25,957	$31,325

Ratios to average net assets:
Gross expenses[4]	1.46%	1.45%	1.45%	1.48%	1.44%
Net expenses[4,5]	1.46	1.45	1.45	1.48	1.44
Net investment income	0.57	0.70	0.41	0.83	1.00 [2]

Portfolio turnover rate	52%[6]	23%	13%	13%	31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	47

Financial highlights (cont’d)

QS Legg Mason Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2016	2015	2014	2013	2012

Net asset value, beginning of year	$15.18	$14.81	$13.65	$12.43	$12.33

Income (loss) from operations:
Net investment income	0.13	0.17	0.10	0.15	0.15 [2]
Net realized and unrealized gain (loss)	(0.78)	0.39	1.22	1.20	0.09
Total income (loss) from operations	(0.65)	0.56	1.32	1.35	0.24

Less distributions from:
Net investment income	(0.14)	(0.19)	(0.16)	(0.13)	(0.14)
Net realized gains	(0.71)	—	—	—	—
Total distributions	(0.85)	(0.19)	(0.16)	(0.13)	(0.14)

Net asset value, end of year	$13.68	$15.18	$14.81	$13.65	$12.43
Total return[3]	(4.47)%	3.76%	9.72%	10.87%	2.01%

Net assets, end of year (000s)	$18,507	$20,864	$15,847	$14,017	$12,624

Ratios to average net assets:
Gross expenses[4]	1.23%	1.22%	1.25%	1.26%	1.26%
Net expenses[4,5]	1.23	1.22	1.25	1.26	1.26
Net investment income	0.88	1.09	0.67	1.14	1.26 [2]

Portfolio turnover rate	52%[6]	23%	13%	13%	31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

48	QS Legg Mason Asset Allocation Funds 2016 Annual Report

QS Legg Mason Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2016	2015[2]

Net asset value, beginning of year	$14.68	$14.97

Income (loss) from operations:
Net investment income	0.21	0.17
Net realized and unrealized loss	(0.76)	(0.22)
Total loss from operations	(0.55)	(0.05)

Less distributions from:
Net investment income	(0.23)	(0.24)
Net realized gains	(0.71)	—
Total distributions	(0.94)	(0.24)

Net asset value, end of year	$13.19	$14.68
Total return[3]	(4.00)%	(0.36)%

Net assets, end of year (000s)	$42	$10

Ratios to average net assets:
Gross expenses[4]	0.96%	0.77%[5]
Net expenses[4,6,7]	0.80	0.77 [5]
Net investment income	1.43	1.72 [5]

Portfolio turnover rate	52%[8]	23%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period June 2, 2014 (inception date) to January 31, 2015.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[9]	For the year ended January 31, 2015.

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	49

Financial highlights (cont’d)

QS Legg Mason Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2016	2015[2]	2009		2008[3]

Net asset value, beginning of year	$14.69	$15.16	$12.11		$12.05

Income (loss) from operations:
Net investment income	0.27	0.31	0.43	[4]	0.00	[4,5]
Net realized and unrealized gain (loss)	(0.76)	(0.54)	(3.60)		0.06
Total income (loss) from operations	(0.49)	(0.23)	(3.17)		0.06

Less distributions from:
Net investment income	(0.29)	(0.24)	(0.38)		—
Net realized gains	(0.71)	—	(0.36)		—
Total distributions	(1.00)	(0.24)	(0.74)		—

Net asset value, end of year	$13.20	$14.69	$8.20		$12.11
Total return[6]	(3.49)%	(1.53)%	(27.43)%		0.50%

Net assets, end of year (000s)	$6,737	$7,413	$589		$710

Ratios to average net assets:
Gross expenses[7]	0.27%	0.07%[8]	0.10%		0.20%[8,9]
Net expenses[7,10]	0.25 [11]	0.07 [8]	0.10	[11]	0.20	[8,9]
Net investment income	1.87	4.09 [8]	4.16	[4]	1.93	[4,8]

Portfolio turnover rate	52%[12]	23%[13]	32%		19%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period July 25, 2014 (re-inception date) to January 31, 2015. Class I shares had previously liquidated on July 28, 2009 and resumed operations on July 25, 2014 upon shareholder investment.

[3]	For the period January 29, 2008 (inception date) to January 31, 2008.

[4]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.005 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	The gross and net expense ratios include interest expense. Excluding interest expense, the gross and net expense ratios would not have changed.

[10]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[13]	For the year ended January 31, 2015.

See Notes to Financial Statements.

50	QS Legg Mason Asset Allocation Funds 2016 Annual Report

QS Legg Mason Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2016	2015	2014	2013	2012

Net asset value, beginning of year	$13.26	$12.98	$12.53	$11.72	$11.61

Income (loss) from operations:
Net investment income	0.28	0.32	0.25	0.29	0.30 [2]
Net realized and unrealized gain (loss)	(0.67)	0.30	0.48	0.81	0.11
Total income (loss) from operations	(0.39)	0.62	0.73	1.10	0.41

Less distributions from:
Net investment income	(0.29)	(0.34)	(0.28)	(0.29)	(0.30)
Total distributions	(0.29)	(0.34)	(0.28)	(0.29)	(0.30)

Net asset value, end of year	$12.58	$13.26	$12.98	$12.53	$11.72
Total return[3]	(2.91)%	4.81%	5.91%	9.47%	3.63%

Net assets, end of year (000s)	$117,979	$129,661	$129,455	$130,226	$126,014

Ratios to average net assets:
Gross expenses[4]	0.54%	0.52%	0.55%	0.54%	0.56%
Net expenses[4,5]	0.54	0.52	0.55	0.54	0.56
Net investment income	2.09	2.37	1.92	2.37	2.57 [2]

Portfolio turnover rate	53%[6]	25%	12%	16%	33%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	51

Financial highlights (cont’d)

QS Legg Mason Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class B Shares[1]	2016	2015	2014	2013	2012

Net asset value, beginning of year	$13.53	$13.23	$12.76	$11.93	$11.82

Income (loss) from operations:
Net investment income	0.18	0.22	0.15	0.20	0.22	[2]
Net realized and unrealized gain (loss)	(0.65)	0.31	0.51	0.83	0.12
Total income (loss) from operations	(0.47)	0.53	0.66	1.03	0.34

Less distributions from:
Net investment income	(0.19)	(0.23)	(0.19)	(0.20)	(0.23)
Total distributions	(0.19)	(0.23)	(0.19)	(0.20)	(0.23)

Net asset value, end of year	$12.87	$13.53	$13.23	$12.76	$11.93
Total return[3]	(3.52)%	4.01%	5.18%	8.68%	2.89%

Net assets, end of year (000s)	$3,699	$6,416	$8,738	$11,756	$14,589

Ratios to average net assets:
Gross expenses[4]	1.24%	1.24%	1.25%	1.21%	1.24%
Net expenses[4,5]	1.24	1.24	1.25	1.21	1.23	[6]
Net investment income	1.31	1.59	1.18	1.65	1.87	[2]

Portfolio turnover rate	53%[7]	25%	12%	16%	33%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

52	QS Legg Mason Asset Allocation Funds 2016 Annual Report

QS Legg Mason Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2016	2015	2014	2013[2]

Net asset value, beginning of year	$13.19	$12.91	$12.50	$12.02

Income (loss) from operations:
Net investment income	0.19	0.21	0.16	0.16
Net realized and unrealized gain (loss)	(0.65)	0.30	0.47	0.48
Total income (loss) from operations	(0.46)	0.51	0.63	0.64

Less distributions from:
Net investment income	(0.21)	(0.23)	(0.22)	(0.16)
Total distributions	(0.21)	(0.23)	(0.22)	(0.16)

Net asset value, end of year	$12.52	$13.19	$12.91	$12.50
Total return[3]	(3.54)%	3.92%	5.07%	5.38%

Net assets, end of year (000s)	$3,133	$2,949	$2,537	$295

Ratios to average net assets:
Gross expenses[4]	1.22%	1.33%	1.48%	1.22%[5]
Net expenses[4,6]	1.22	1.33	1.42 [7]	1.22 [5]
Net investment income	1.46	1.56	1.29	2.69 [5]

Portfolio turnover rate	53%[8]	25%	12%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 1, 2012 (inception date) to January 31, 2013.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	53

Financial highlights (cont’d)

QS Legg Mason Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C1 Shares[1,2]	2016	2015	2014	2013	2012

Net asset value, beginning of year	$13.50	$13.21	$12.74	$11.92	$11.80

Income (loss) from operations:
Net investment income	0.21	0.25	0.18	0.22	0.24 [3]
Net realized and unrealized gain (loss)	(0.66)	0.31	0.50	0.82	0.12
Total income (loss) from operations	(0.45)	0.56	0.68	1.04	0.36

Less distributions from:
Net investment income	(0.22)	(0.27)	(0.21)	(0.22)	(0.24)
Total distributions	(0.22)	(0.27)	(0.21)	(0.22)	(0.24)

Net asset value, end of year	$12.83	$13.50	$13.21	$12.74	$11.92
Total return[4]	(3.35)%	4.21%	5.33%	8.79%	3.08%

Net assets, end of year (000s)	$3,937	$4,927	$4,558	$5,052	$5,299

Ratios to average net assets:
Gross expenses[5]	1.04%	1.06%	1.10%	1.10%	1.11%
Net expenses[5,6]	1.04	1.06	1.10	1.10	1.11
Net investment income	1.58	1.86	1.36	1.79	2.02 [3]

Portfolio turnover rate	53%[7]	25%	12%	16%	33%

[1]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[7]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

54	QS Legg Mason Asset Allocation Funds 2016 Annual Report

QS Legg Mason Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2016	2015[2]

Net asset value, beginning of year	$13.24	$13.50

Income (loss) from operations:
Net investment income	0.25	0.20
Net realized and unrealized loss	(0.67)	(0.19)
Total income (loss) from operations	(0.42)	0.01

Less distributions from:
Net investment income	(0.26)	(0.27)
Total distributions	(0.26)	(0.27)

Net asset value, end of year	$12.56	$13.24
Total return[3]	(3.12)%	0.05%

Net assets, end of year (000s)	$18	$17

Ratios to average net assets:
Gross expenses[4]	1.50%	0.78%[5]
Net expenses[4,6]	0.80 [7]	0.78 [5]
Net investment income	1.93	2.25 [5]

Portfolio turnover rate	53%[8]	25%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period June 2, 2014 (inception date) to January 31, 2015.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[9]	For the year ended January 31, 2015.

See Notes to Financial Statements.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	55

Financial highlights (cont’d)

QS Legg Mason Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2016	2015	2014	2013[2]

Net asset value, beginning of year	$13.23	$12.97	$12.52	$12.01

Income (loss) from operations:
Net investment income	0.31	0.40	0.27	0.31
Net realized and unrealized gain (loss)	(0.65)	0.23	0.48	0.52
Total income (loss) from operations	(0.34)	0.63	0.75	0.83

Less distributions from:
Net investment income	(0.33)	(0.37)	(0.30)	(0.32)
Total distributions	(0.33)	(0.37)	(0.30)	(0.32)

Net asset value, end of year	$12.56	$13.23	$12.97	$12.52
Total return[3]	(2.62)%	4.89%	6.06%	7.04%

Net assets, end of year (000s)	$2,233	$2,388	$261	$148

Ratios to average net assets:
Gross expenses[4]	0.34%	0.30%	0.46%	0.34%[5]
Net expenses[4,6]	0.25 [7]	0.30	0.44 [7]	0.33 [5,7]
Net investment income	2.37	2.97	2.15	2.87 [5]

Portfolio turnover rate	53%[8]	25%	12%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period March 15, 2012 (inception date) to January 31, 2013.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

56	QS Legg Mason Asset Allocation Funds 2016 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

QS Legg Mason Growth Fund (formerly QS Legg Mason Lifestyle Allocation 85%) (“Growth Fund”), QS Legg Mason Moderate Growth Fund (formerly QS Legg Mason Lifestyle Allocation 70%) (“Moderate Growth Fund”), QS Legg Mason Conservative Growth Fund (formerly QS Legg Mason Lifestyle Allocation 50%) (“Conservative Growth Fund”) and QS Legg Mason Defensive Growth Fund (formerly QS Legg Mason Lifestyle Allocation 30%) (“Defensive Growth Fund”) (the “Funds”) are separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

Effective June 1, 2015, each Fund’s name, investment policies and strategies were changed.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding exchange-traded funds, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	57

Notes to financial statements (cont’d)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Each Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$657,807,061	—	—	$657,807,061
Short-term investments†	1,401,360	—	—	1,401,360
Total investments	$659,208,421	—	—	$659,208,421

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$438,967,062	—	—	$438,967,062
Short-term investments†	477,694	—	—	477,694
Total investments	$439,444,756	—	—	$439,444,756

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$288,840,343	—	—	$288,840,343
Short-term investments†	1,246,141	—	—	1,246,141
Total investments	$290,086,484	—	—	$290,086,484

†	See Schedule of Investments for additional detailed categorizations.

Defensive Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$130,817,552	—	—	$130,817,552
Short-term investments†	254,344	—	—	254,344
Total investments	$131,071,896	—	—	$131,071,896

†	See Schedule of Investments for additional detailed categorizations.

58	QS Legg Mason Asset Allocation Funds 2016 Annual Report

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that their subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Fund of funds risk. Your cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Funds. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. The Growth and Moderate Growth Funds distribute net investment income and capital gains, if any, at least annually. The Conservative Growth and Defensive Growth Funds distribute net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Foreign investment risks. The Underlying Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	59

Notes to financial statements (cont’d)

(i) Compensating balance arrangements. The Funds have an arrangement with their its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on each Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of January 31, 2016, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Funds had the following reclassifications:

Fund	Undistributed (Overdistributed) Net Investment Income	Accumulated Net Realized Loss
Growth Fund(a)	$828,469	$(828,469)
Moderate Growth Fund(a)	581,970	(581,970)
Conservative Growth Fund(a)	381,549	(381,549)
Defensive Growth Fund(b)	121,341	(121,341)

(a)	Reclassifications are due to foreign currency transactions treated as ordinary income for tax purposes and short-term capital gains from Underlying Funds treated as ordinary income for tax purposes.

(b)	Reclassifications are due to short-term capital gains from Underlying Funds treated as ordinary income for tax purposes.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”) is each Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. LMPFA, QS LMGAA and Western Asset are wholly-owned subsidiaries of Legg Mason. Under the Investment management agreement, the Funds do not pay a management fee.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds, except for the management of the portion of each Fund’s cash and short-term instruments allocated to Western Asset.

Effective June 1, 2015, as a result of expense limitation arrangements between the Funds and LMPFA, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Growth Fund, Moderate Growth Fund and Conservative Growth Funds’ Class A, Class B, Class C, Class R and Class I shares did not exceed 0.80%, 1.55%, 1.55%, 0.80% and 0.25%, respectively. Additionally, the ratio of expenses other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets of the Defensive Growth Fund’s Class A, Class B, Class C, Class C1, Class R and Class I shares did not exceed 0.80%, 1.30%, 1.55%, 1.25%, 0.80% and 0.25%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

Prior to June 1, 2015, as a result of expense limitation arrangements between the Funds and LMPFA, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Growth Fund, Moderate Growth Fund and Conservative Growth Funds’ Class A, Class B, Class C, Class R and Class I shares did not exceed 0.80%, 1.55%, 1.55%, 1.05% and 0.55%, respectively. Additionally, the ratio of expenses other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets of the Defensive Growth Fund’s Class A, Class B, Class C, Class C1, Class R and Class I shares did not exceed 0.80%, 1.30%, 1.55%, 1.25%, 1.05% and 0.55%, respectively.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Funds, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

For the year ended January 31, 2016, Growth Fund, Moderate Growth Fund, Conservative Growth Fund and Defensive Growth Fund were reimbursed for expenses in the amount of $44, $92, $1,682 and $2,277, respectively.

60	QS Legg Mason Asset Allocation Funds 2016 Annual Report

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Funds’ sole and exclusive distributor.

For Growth Fund, Moderate Growth Fund and Conservative Growth Fund, there is a maximum initial sales charge of 5.75% for Class A shares. For Defensive Growth Fund, there is a maximum initial sales charge of 4.25% for Class A shares. The Growth Fund, Moderate Growth Fund, and Conservative Growth Fund, have a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within 12 months from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. The Defensive Growth Fund has a CDSC of 4.50% on Class B shares, which applies if redemption occurs within 12 months from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C and Class C1 shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the Funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended January 31, 2016, sales charges and CDSCs paid to LMIS and its affiliates were:

	Sales Charges	CDSCs
	Class A	Class A	Class B	Class C	Class C1
Growth Fund	$268,777	$764	$6,861	$1,399	—
Moderate Growth Fund	166,813	799	3,817	1,375	—
Conservative Growth Fund	137,326	573	1,965	1,480	—
Defensive Growth Fund	28,315	85	518	399	$1

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended January 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Growth Fund*	$322,291,934	$335,602,721
Moderate Growth Fund**	228,068,993	242,254,542
Conservative Growth Fund***	162,333,097	171,874,157
Defensive Growth Fund****	75,875,635	82,677,963

*	Excludes the value of securities received from the Underlying Funds and the subsequent sale of those securities, totaling $86,302,913 and $86,438,158, respectively.

**	Excludes the value of securities received from the Underlying Funds and the subsequent sale of those securities, totaling $53,599,715 and $53,656,038, respectively.

***	Excludes the value of securities received from the Underlying Funds and the subsequent sale of those securities, totaling $23,763,475 and $23,761,150, respectively.

****	Excludes the value of securities received from the Underlying Funds and the subsequent sale of those securities, totaling $4,445,312 and $4,438,340, respectively.

During the year ended January 31, 2016, Growth Fund, Moderate Growth Fund and Conservative Growth Fund received securities in lieu of cash proceeds from the sale of three of their Underlying Funds: ClearBridge Aggressive Growth Fund, ClearBridge International Value Fund and QS Batterymarch U.S. Large Cap Equity Fund. Defensive Growth Fund received securities in lieu of cash proceeds from the sale of two of its Underlying Funds: ClearBridge Aggressive Growth Fund and QS Batterymarch U.S. Large Cap Equity Fund. Subsequently, the securities were sold. The realized gains and losses and currency gains and losses from the sale of these securities are noted in the Statements of Operations.

At January 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Growth Fund	$63,053,886	$(24,144,781)	$38,909,105
Moderate Growth Fund	37,509,567	(16,271,071)	21,238,496
Conservative Growth Fund	19,095,255	(8,118,506)	10,976,749
Defensive Growth Fund	6,901,544	(4,190,783)	2,710,761

QS Legg Mason Asset Allocation Funds 2016 Annual Report	61

Notes to financial statements (cont’d)

4. Derivative instruments and hedging activities

During the year ended January 31, 2016, the Funds did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Funds have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Growth Fund, Moderate Growth Fund and Conservative Growth Fund pay service and/or distribution fees with respect to their Class A, Class B, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Defensive Growth Fund pays service and/or distribution fees with respect to its Class A, Class B, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 0.75% 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the year ended January 31, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees

Growth Fund
Class A	$1,674,445	$1,569,624
Class B	415,090	195,138
Class C	236,897	44,312
Class R	54	69
Class I	—	3,238
Total	$2,326,486	$1,812,381

	Service and/or Distribution Fees	Transfer Agent Fees

Moderate Growth Fund
Class A	$1,086,136	$824,501
Class B	215,263	96,562
Class C	256,935	38,358
Class R	69	124
Class I	—	8,807
Total	$1,558,403	$968,352

	Service and/or Distribution Fees	Transfer Agent Fees

Conservative Growth Fund
Class A	$686,829	$453,726
Class B	123,994	47,357
Class C	205,525	31,841
Class R	224	171
Class I	—	14,490
Total	$1,016,572	$547,585

	Service and/or Distribution Fees	Transfer Agent Fees

Defensive Growth Fund
Class A	$318,700	$182,671
Class B	38,917	17,783
Class C	28,314	2,119
Class C1	29,984	8,287
Class R	93	161
Class I	—	4,710
Total	$416,008	$215,731

62	QS Legg Mason Asset Allocation Funds 2016 Annual Report

For the year ended January 31, 2016, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements

Growth Fund
Class R	$44

Moderate Growth Fund
Class R	$92

Conservative Growth Fund
Class R	$71
Class I	1,611
Total	$1,682

Defensive Growth Fund
Class R	$131
Class I	2,146
Total	$2,277

6. Distributions to shareholders by class

	Year Ended January 31, 2016	Year Ended January 31, 2015

Growth Fund
Net Investment Income:
Class A	$6,010,489	$7,364,638
Class B	—	26,078
Class C	60,725	177,683
Class R	90	113	[1]
Class I	28,811	31,471
Total	$6,100,115	$7,599,983

Net Realized Gains:
Class A	$62,924,130	$19,601,496
Class B	3,787,095	1,857,004
Class C	2,297,041	707,393
Class R	1,039	290	[1]
Class I	199,990	55,278
Total	$69,209,295	$22,221,461

	Year Ended January 31, 2016	Year Ended January 31, 2015

Moderate Growth Fund
Net Investment Income:
Class A	$5,558,396	$6,917,247
Class B	—	70,648
Class C	126,784	255,462
Class R	225	160	[1]
Class I	89,637	106,461
Total	$5,775,042	$7,349,978

Net Realized Gains:
Class A	$31,518,904	—
Class B	1,310,889	—
Class C	1,785,952	—
Class R	1,333	—
Class I	406,519	—
Total	$35,023,597	—

QS Legg Mason Asset Allocation Funds 2016 Annual Report	63

Notes to financial statements (cont’d)

	Year Ended January 31, 2016	Year Ended January 31, 2015

Conservative Growth Fund
Net Investment Income:
Class A	$4,848,029	$5,576,568
Class B	81,693	144,158
Class C	191,535	247,924
Class R	780	160	[1]
Class I	151,024	89,729	[2]
Total	$5,273,061	$6,058,539

Net Realized Gains:
Class A	$13,079,665	—
Class B	496,828	—
Class C	926,573	—
Class R	2,482	—
Class I	357,369	—
Total	$14,862,917	—

	Year Ended January 31, 2016	Year Ended January 31, 2015

Defensive Growth Fund
Net Investment Income:
Class A	$2,798,588	$3,384,865
Class B	66,208	121,685
Class C	46,887	51,486
Class C1	68,909	92,108
Class R	409	200	[1]
Class I	63,027	49,381
Total	$3,044,028	$3,699,725

[1]	For the period June 2, 2014 (inception date) to January 31, 2015.

[2]	For the period July 25, 2014 (re-inception date) to January 31, 2015.

7. Shares of beneficial interest

At January 31, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended January 31, 2016		Year Ended January 31, 2015
	Shares	Amount	Shares	Amount

Growth Fund
Class A
Shares sold	3,399,749	$58,148,455	4,066,952	$72,928,468
Shares issued on reinvestment	4,197,166	68,727,373	1,500,453	26,876,924
Shares repurchased	(4,497,747)	(76,764,580)	(4,517,959)	(80,956,853)
Net increase	3,099,168	$50,111,248	1,049,446	$18,848,539

Class B
Shares sold	3,012	$50,268	8,647	$145,066
Shares issued on reinvestment	244,653	3,779,414	111,546	1,880,316
Shares repurchased	(1,266,584)	(20,437,071)	(1,415,216)	(23,841,928)
Net decrease	(1,018,919)	$(16,607,389)	(1,295,023)	$(21,816,546)

64	QS Legg Mason Asset Allocation Funds 2016 Annual Report

	Year Ended January 31, 2016		Year Ended January 31, 2015
	Shares	Amount	Shares		Amount

Growth Fund continued
Class C
Shares sold	241,107	$3,815,710	517,415		$8,822,261
Shares issued on reinvestment	148,924	2,306,614	50,644		860,739
Shares repurchased	(380,864)	(6,135,885)	(215,306)		(3,677,768)
Net increase (decrease)	9,167	$(13,561)	352,753		$6,005,232

Class R
Shares sold	599	$8,686	550	[1]	$10,000	[1]
Shares issued on reinvestment	70	1,129	23	[1]	403	[1]
Shares repurchased	(2)	(39)	—	[1]	—	[1]
Net increase	667	$9,776	573	[1]	$10,403	[1]

Class I
Shares sold	50,059	$856,887	99,835		$1,806,836
Shares issued on reinvestment	13,730	224,281	4,748		84,662
Shares repurchased	(87,252)	(1,428,944)	(28,950)		(520,602)
Net increase (decrease)	(23,463)	$(347,776)	75,633		$1,370,896

Moderate Growth Fund
Class A
Shares sold	2,226,737	$37,440,161	2,950,308		$50,453,870
Shares issued on reinvestment	2,355,012	36,927,042	399,305		6,892,276
Shares repurchased	(3,343,219)	(56,021,563)	(3,495,352)		(59,741,227)
Net increase (decrease)	1,238,530	$18,345,640	(145,739)		$(2,395,081)

Class B
Shares sold	3,646	$65,212	12,815		$222,214
Shares issued on reinvestment	81,792	1,307,287	3,994		70,449
Shares repurchased	(635,867)	(10,923,679)	(809,209)		(14,025,465)
Net decrease	(550,429)	$(9,551,180)	(792,400)		$(13,732,802)

Class C
Shares sold	166,179	$2,791,214	431,082		$7,470,502
Shares issued on reinvestment	118,017	1,871,574	14,250		249,577
Shares repurchased	(302,786)	(5,183,511)	(194,665)		(3,373,515)
Net increase (decrease)	(18,590)	$(520,723)	250,667		$4,346,564

Class R
Shares sold	1,365	$21,914	583	[1]	$10,000	[1]
Shares issued on reinvestment	93	1,443	9	[1]	160	[1]
Shares repurchased	(1,067)	(17,025)	—	[1]	—	[1]
Net increase	391	$6,332	592	[1]	$10,160	[1]

Class I
Shares sold	60,238	$1,005,980	340,300		$5,852,337
Shares issued on reinvestment	31,823	496,156	6,213		106,461
Shares repurchased	(80,634)	(1,318,310)	(95,497)		(1,625,949)
Net increase	11,427	$183,826	251,016		$4,332,849

Conservative Growth Fund
Class A
Shares sold	2,394,722	$34,953,109	3,291,816		$49,068,970
Shares issued on reinvestment	1,275,264	17,815,353	371,226		5,542,565
Shares repurchased	(3,232,402)	(47,229,040)	(2,982,515)		(44,390,526)
Net increase	437,584	$5,539,422	680,527		$10,221,009

QS Legg Mason Asset Allocation Funds 2016 Annual Report	65

Notes to financial statements (cont’d)

	Year Ended January 31, 2016		Year Ended January 31, 2015
	Shares	Amount	Shares		Amount

Conservative Growth Fund continued
Class B
Shares sold	6,051	$93,643	16,474		$250,213
Shares issued on reinvestment	39,929	572,993	9,322		143,596
Shares repurchased	(342,797)	(5,205,035)	(482,128)		(7,379,648)
Net decrease	(296,817)	$(4,538,399)	(456,332)		$(6,985,839)

Class C
Shares sold	180,496	$2,693,639	504,228		$7,759,377
Shares issued on reinvestment	75,599	1,088,364	15,563		240,147
Shares repurchased	(277,934)	(4,166,954)	(214,955)		(3,306,116)
Net increase (decrease)	(21,839)	$(384,951)	304,836		$4,693,408

Class R
Shares sold	3,079	$45,721	668	[1]	$10,000	[1]
Shares issued on reinvestment	227	3,165	10	[1]	160	[1]
Shares repurchased	(804)	(11,109)	—	[1]	—	[1]
Net increase	2,502	$37,777	678	[1]	$10,160	[1]

Class I
Shares sold	49,298	$717,481	509,849	[2]	$7,678,559	[2]
Shares issued on reinvestment	36,321	508,393	6,010	[2]	89,729	[2]
Shares repurchased	(80,119)	(1,132,138)	(11,138)	[2]	(167,404)	[2]
Net increase	5,500	$93,736	504,721	[2]	$7,600,884	[2]

Defensive Growth Fund
Class A
Shares sold	1,149,079	$15,217,279	1,566,119		$21,000,918
Shares issued on reinvestment	213,667	2,785,301	252,565		3,374,107
Shares repurchased	(1,768,587)	(23,308,443)	(2,010,527)		(26,882,390)
Net decrease	(405,841)	$(5,305,863)	(191,843)		$(2,507,365)

Class B
Shares sold	6,409	$85,829	21,418		$292,151
Shares issued on reinvestment	4,909	65,506	8,847		120,599
Shares repurchased	(197,837)	(2,673,987)	(216,485)		(2,953,931)
Net decrease	(186,519)	$(2,522,652)	(186,220)		$(2,541,181)

Class C
Shares sold	84,157	$1,092,383	65,642		$866,042
Shares issued on reinvestment	3,499	45,319	3,797		50,488
Shares repurchased	(60,850)	(799,084)	(42,404)		(563,750)
Net increase	26,806	$338,618	27,035		$352,780

Class C1
Shares sold	23,086	$305,437	67,000		$916,606
Shares issued on reinvestment	4,840	64,305	6,341		86,230
Shares repurchased	(85,880)	(1,166,933)	(53,378)		(726,305)
Net increase (decrease)	(57,954)	$(797,191)	19,963		$276,531

Class R
Shares sold	952	$12,184	1,250	[1]	$16,750	[1]
Shares issued on reinvestment	24	319	15	[1]	200	[1]
Shares repurchased	(778)	(10,007)	—	[1]	—	[1]
Net increase	198	$2,496	1,265	[1]	$16,950	[1]

66	QS Legg Mason Asset Allocation Funds 2016 Annual Report

	Year Ended January 31, 2016		Year Ended January 31, 2015
	Shares	Amount	Shares	Amount

Defensive Growth Fund continued
Class I
Shares sold	45,023	$597,039	247,574	$3,326,804
Shares issued on reinvestment	4,838	63,027	3,703	49,381
Shares repurchased	(52,571)	(690,084)	(90,922)	(1,211,308)
Net increase (decrease)	(2,710)	$(30,018)	160,355	$2,164,877

[1]	For the period June 2, 2014 (inception date) to January 31, 2015.

[2]	For the period July 25, 2014 (re-inception date) to January 31, 2015.

8. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason, through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Funds. Based on the Funds’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the year ended January 31, 2016. The following transactions were effected in shares of such Underlying Funds for the year ended January 31, 2016.

	Affiliate Value at January 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at January 31, 2016	Realized Gain/Loss from Sale of Affiliated Underlying Funds
Growth Fund		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$69,233,760	$15,182,989	66,738	$8,337,855	150,833	—	$1,750,990	$44,290,446	$26,822,145
ClearBridge Appreciation Fund, Class IS Shares	75,250,679	21,311,311	1,035,883	30,089,955	1,639,015	$894,737	2,340,574	61,401,940	4,154,045
ClearBridge International Value Fund, Class IS Shares	68,660,214	11,860,190	1,121,047	28,116,651	3,854,312	842,190	—	36,761,739	13,420,349
ClearBridge Large Cap Growth Fund, Class IS Shares	—	23,049,863	644,556	2,816,752	78,122	67,067	524,796	19,037,843	(41,752)
ClearBridge Mid Cap Fund, Class IS Shares**	37,549,989	7,005,282	200,819	4,513,994	140,260	—	1,740,282	36,209,212	318,006
ClearBridge Small Cap Growth Fund, Class IS Shares	51,055,047	20,859,946	697,181	16,028,335	539,563	—	657,946	48,532,444	62,665
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	74,392,794	24,777,327	1,304,318	13,486,003	694,520	1,417,976	3,911,351	76,382,208	94,997
QS Batterymarch Global Dividend Fund, Class IS Shares	—	79,729,937	7,061,720	7,813,322	691,444	1,026,908	159,029	69,563,418	(193,322)
QS Batterymarch International Equity Fund, Class IS Shares	66,935,776	41,116,507	2,610,220	8,125,009	518,313	2,059,507	—	90,929,885	(255,009)
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	75,741,095	20,350,273	1,205,161	16,811,725	1,873,846	689,256	2,983,017	57,510,257	15,619,275
QS Legg Mason Strategic Real Return Fund, Class IS Shares	52,268,384	3,932,225	329,416	9,385,819	675,426	—	1,579,225	40,886,009	(912,819)
Royce Small-Cap Value Fund, Institutional Class Shares*	50,727,934	22,235,685	2,106,414	12,859,806	1,058,035	526,290	7,703,395	47,526,755	(478,806)
Western Asset Core Plus Bond Fund, Class IS Shares	45,106,525	6,739,052	583,429	43,486,187	3,839,065	384,052	—	6,317,934	1,599,813
Western Asset High Yield Fund, Class IS Shares	34,410,728	3,213,474	383,100	32,112,818	3,676,140	768,473	—	5,599,068	(353,818)
Western Asset Macro Opportunities Fund, Class IS Shares	—	20,656,929	1,898,493	2,049,863	187,031	511,239	662,690	16,857,903	(24,863)
Western Asset Total Return Unconstrained Fund, Class IS Shares	39,205,759	270,944	25,891	38,420,797	3,802,939	270,944	—	—	1,316,924
	$740,538,684	$322,291,934		$274,454,891		$9,458,639	$24,013,295	$657,807,061	$61,147,830

*	Formerly Royce Value Fund.

**	Formerly ClearBridge Mid Cap Core Fund.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	67

Notes to financial statements (cont’d)

Moderate Growth Fund	Affiliate Value at January 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at January 31, 2016	Realized Gain /Loss from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$39,947,877	$9,660,032	42,351	$5,329,042	98,298	—	$940,031	$24,152,287	$17,670,958
ClearBridge Appreciation Fund, Class IS Shares	43,855,394	13,115,550	636,993	18,340,292	997,407	$517,573	1,354,977	35,614,221	2,507,708
ClearBridge International Value Fund, Class IS Shares	35,121,849	5,397,858	511,946	15,461,398	2,105,021	390,858	—	17,068,008	7,241,602
ClearBridge Large Cap Growth Fund, Class IS Shares	—	14,601,453	408,239	1,989,352	55,298	43,111	337,342	11,862,343	(19,352)
ClearBridge Mid Cap Fund, Class IS Shares**	21,767,954	2,449,854	71,043	2,547,627	85,823	—	940,854	19,505,583	422,373
ClearBridge Small Cap Growth Fund, Class IS Shares	23,493,913	14,583,199	492,355	4,610,266	158,263	—	386,199	28,793,666	38,734
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	43,356,563	15,210,399	799,114	7,877,827	404,564	833,438	2,298,961	45,163,668	48,173
QS Batterymarch Global Dividend Fund, Class IS Shares	—	53,346,172	4,724,564	6,129,505	542,434	685,379	105,794	45,668,857	(144,505)
QS Batterymarch International Equity Fund, Class IS Shares	30,652,471	18,016,930	1,150,598	4,714,061	301,605	913,930	—	40,168,081	(84,061)
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	44,143,677	12,255,110	723,775	12,758,760	1,383,225	353,633	1,530,477	29,596,519	11,216,240
QS Legg Mason Strategic Real Return Fund, Class IS Shares	34,588,309	3,001,514	249,779	6,362,036	460,605	—	1,052,514	27,249,512	(566,036)
Royce Small-Cap Value Fund, Institutional Class Shares*	23,343,565	11,287,717	1,070,195	7,649,318	636,350	244,015	3,571,701	21,457,945	(400,318)
Western Asset Core Bond Fund, Class IS Shares	—	9,281,712	754,165	1,611,137	130,668	138,712	—	7,619,133	(11,137)
Western Asset Core Plus Bond Fund, Class IS Shares	72,652,769	13,667,049	1,180,186	28,756,468	2,453,598	1,802,049	—	55,716,932	(16,468)
Western Asset High Yield Fund, Class IS Shares	23,953,391	10,131,211	1,209,774	21,033,656	2,408,544	1,011,211	—	11,803,698	(735,656)
Western Asset Funds, Inc.—Western Asset Macro Opportunities Fund, Class IS Shares	—	21,560,495	1,981,039	2,210,503	201,688	531,517	688,978	17,526,609	(35,503)
Western Asset Total Return Unconstrained Fund, Class IS Shares	56,856,034	502,738	48,027	54,149,631	5,525,487	502,738	—	—	3,590,912
	$493,733,766	$228,068,993		$201,530,879		$7,968,164	$13,207,828	$438,967,062	$40,723,664

*	Formerly Royce Value Fund.

**	Formerly ClearBridge Mid Cap Core Fund.

Conservative Growth Fund	Affiliate Value at January 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at January 31, 2016	Realized Gain /Loss from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$16,750,696	$5,336,300	23,456	$4,500,061	46,021	—	$398,300	$10,296,623	$6,271,939
ClearBridge Appreciation Fund, Class IS Shares	19,307,407	7,429,724	361,788	8,549,942	468,928	$239,422	628,302	16,663,482	1,271,058
ClearBridge International Value Fund, Class IS Shares	13,428,392	4,783,811	454,015	4,875,165	656,990	231,811	—	10,144,241	2,150,835
ClearBridge Large Cap Growth Fund, Class IS Shares	—	5,751,852	160,799	847,700	23,551	16,414	128,438	4,612,909	2,300
ClearBridge Mid Cap Fund, Class IS Shares**	10,762,178	938,788	27,420	1,465,448	52,628	—	438,788	9,110,748	367,552
ClearBridge Small Cap Growth Fund, Class IS Shares	11,947,862	13,172,616	455,953	7,203,296	241,961	—	192,616	15,732,045	(77,296)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	19,087,950	8,628,250	454,407	5,056,330	259,941	374,693	1,033,557	20,226,972	26,670

68	QS Legg Mason Asset Allocation Funds 2016 Annual Report

Conservative Growth Fund continued	Affiliate Value at January 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at January 31, 2016	Realized Gain /Loss from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
QS Batterymarch Global Dividend Fund, Class IS Shares	—	$34,628,171	3,067,668	$3,975,660	351,828	$442,546	$68,625	$29,656,969	$(75,660)
QS Batterymarch International Equity Fund, Class IS Shares	$13,669,807	6,203,915	400,067	2,946,213	187,800	354,915	—	15,666,005	(101,213)
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	19,430,759	6,622,702	391,024	6,895,398	804,693	133,956	579,746	11,233,319	7,072,602
QS Legg Mason Strategic Real Return Fund, Class IS Shares	22,266,707	2,448,522	203,857	4,245,577	308,126	—	690,522	17,877,549	(361,577)
Royce Small-Cap Value Fund, Institutional Class Shares*	11,872,736	3,560,708	353,089	8,295,203	746,213	80,623	1,180,085	5,702,690	(192,203)
Western Asset Core Bond Fund, Class IS Shares	—	31,098,932	2,525,744	4,562,589	370,039	482,932	—	26,342,710	(32,589)
Western Asset Core Plus Bond Fund, Class IS Shares	95,791,965	8,603,732	743,617	32,319,528	2,804,888	2,398,732	—	69,077,371	402,472
Western Asset High Yield Fund, Class IS Shares	21,878,488	7,117,402	850,396	13,672,264	1,538,068	1,102,402	—	13,725,707	(730,264)
Western Asset Macro Opportunities Fund, Class IS Shares	—	15,573,841	1,429,939	1,461,953	133,390	388,827	504,014	12,771,003	(21,953)
Western Asset Total Return Unconstrained Fund, Class IS Shares	44,297,142	433,831	41,441	41,693,119	4,308,988	423,831	—	—	3,336,038
	$320,492,089	$162,333,097		$152,565,446		$6,671,104	$5,842,993	$288,840,343	$19,308,711

*	Formerly Royce Value Fund.

**	Formerly ClearBridge Mid Cap Core Fund.

Defensive Growth Fund	Affiliate Value at January 31, 2015	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at January 31, 2016	Realized Gain /Loss from Sale of Affiliated Underlying Funds
		Cost	Shares	Cost	Shares
ClearBridge Aggressive Growth Fund, Class IS Shares	$3,849,300	$1,825,722	8,033	$1,448,035	9,998	—	$115,722	$2,974,696	$873,965
ClearBridge Appreciation Fund, Class IS Shares	5,068,076	2,785,240	135,676	2,642,363	129,805	$73,188	192,052	5,023,363	64,637
ClearBridge Mid Cap Fund, Class IS Shares**	4,430,880	458,389	13,373	959,908	42,533	—	153,389	3,191,837	532,092
ClearBridge Small Cap Growth Fund, Class IS Shares	—	4,648,833	156,448	803,987	26,712	—	41,833	3,204,470	(23,987)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	5,012,147	2,679,023	140,261	3,276,210	185,466	68,918	190,105	3,718,959	386,790
QS Batterymarch Global Dividend Fund, Class IS Shares	—	12,730,148	1,128,152	1,794,317	158,789	159,486	24,662	10,585,448	(24,317)
QS Batterymarch International Equity Fund, Class IS Shares	6,800,670	4,207,247	270,819	3,896,816	261,381	148,247	—	6,494,588	101,184
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	5,101,456	2,282,430	134,421	2,814,094	267,923	31,049	134,381	2,587,274	1,830,906
QS Legg Mason Strategic Real Return Fund, Class IS Shares	10,071,845	1,326,869	110,687	1,917,191	141,998	—	318,869	8,255,496	(137,191)
Royce Small-Cap Value Fund, Institutional Class Shares*	4,275,969	2,485,613	236,111	3,725,201	373,076	24,341	356,272	2,093,039	608,799
Western Asset Core Bond Fund, Class IS Shares	—	23,910,496	1,940,820	3,602,329	292,159	377,496	—	20,146,634	(27,329)
Western Asset Core Plus Bond Fund, Class IS Shares	65,447,633	5,017,960	433,715	21,366,917	1,932,663	1,652,960	—	46,155,958	1,132,083
Western Asset High Yield Fund, Class IS Shares	13,650,629	3,925,657	469,618	5,494,094	632,546	795,657	—	10,487,999	(185,093)
Western Asset Macro Opportunities Fund, Class IS Shares	—	7,324,684	672,220	805,109	73,459	182,769	236,913	5,897,791	(20,109)
Western Asset Total Return Unconstrained Fund, Class IS Shares	22,599,430	267,324	25,551	21,006,266	2,202,760	222,324	—	—	2,012,697
	$146,308,035	$75,875,635		$75,552,837		$3,736,435	$1,764,198	$130,817,552	$7,125,127

*	Formerly Royce Value Fund.

**	Formerly ClearBridge Mid Cap Core Fund.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	69

Notes to financial statements (cont’d)

9. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal year ended January 31, 2016 was as follows:

	Growth Fund	Moderate Growth Fund

Distributions Paid From:
Ordinary income	$6,100,115	$5,775,042
Net long-term capital gains	69,209,295	35,023,597
Total distributions paid	$75,309,410	$40,798,639

	Conservative Growth Fund	Defensive Growth Fund

Distributions Paid From:
Ordinary income	$5,273,061	$3,044,028
Net long-term capital gains	14,862,917	—
Total distributions paid	$20,135,978	$3,044,028

The tax character of distributions paid during the fiscal year ended January 31, 2015 was as follows:

	Growth Fund	Moderate Growth Fund

Distributions Paid From:
Ordinary income	$8,473,391	$7,349,978
Net long-term capital gains	21,348,053	—
Total distributions paid	$29,821,444	$7,349,978

	Conservative Growth Fund	Defensive Growth Fund

Distributions Paid From:
Ordinary income	$6,058,539	$3,699,725
Total distributions paid	$6,058,539	$3,699,725

As of January 31, 2016, the components of accumulated earnings on a tax basis were as follows:

	Growth Fund		Moderate Growth Fund
Undistributed ordinary income — net	—		$250,871
Undistributed long-term capital gains — net	$23,082,584		12,920,239
Total undistributed earnings	$23,082,584		$13,171,110
Other book/tax temporary differences	(111,409)	(a)	(51,720)	(b)
Unrealized appreciation (depreciation)	38,909,104	(c)	21,238,496	(c)
Total accumulated earnings (losses) — net	$61,880,279		$34,357,886

	Conservative Growth Fund		Defensive Growth Fund
Undistributed ordinary income — net	$421,428		$213,611
Undistributed long-term capital gains — net	5,863,848		1,291,754
Total undistributed earnings	$6,285,276		$1,505,365
Other book/tax temporary differences	(43,551)	(b)	(35,476)	(b)
Unrealized appreciation (depreciation)	10,976,749	(c)	2,710,761	(c)
Total accumulated earnings (losses) — net	$17,218,474		$4,180,650

During the taxable year ended January 31, 2016, Defensive Growth utillized all of its capital loss carryforward available from prior years.

(a)	Other book/tax temporary differences are attributable to the deferral of certain late year losses for tax purposes and book/tax differences in the timing of the deductibility of various expenses.

(b)	Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses.

(c)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

70	QS Legg Mason Asset Allocation Funds 2016 Annual Report

10. Subsequent events

On February 2, 2016, the Board of Trustees (the “Board”) approved a resolution whereby effective April 1, 2016, QS Investors, LLC will become a subadviser, and QS LMGAA will cease to be a subadviser, for each Fund. The Board’s resolution does not impact the portfolio managers serving the Funds. The Board also approved the Funds to be renamed QS Growth Fund, QS Moderate Growth Fund, QS Conservative Growth Fund, and QS Defensive Growth Fund, effective April 1, 2016.

On March 3, 2016, QS Legg Mason Conservative Growth Fund and QS Legg Mason Defensive Growth Fund announced that all outstanding Class B shares of these Funds will be converted into Class A shares of these Funds, as soon as practicable on or about April 29, 2016 (the “Conversion Date”). The conversion of Class B shares into Class A shares will occur at the close of business on the Conversion Date. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders. Effective as of the close of business two business days prior to the Conversion Date (approximately April 27, 2016), the Funds will no longer offer Class B shares for incoming exchanges or dividend reinvestment.

QS Legg Mason Asset Allocation Funds 2016 Annual Report	71

Report of independent registered public accounting firm

The Board of Trustees and Shareholders

Legg Mason Partners Equity Trust:

We have audited the accompanying statements of assets and liabilities of QS Legg Mason Growth Fund (formerly, QS Legg Mason Lifestyle Allocation 85%), QS Legg Mason Moderate Growth Fund (formerly, QS Legg Mason Lifestyle Allocation 70%), QS Legg Mason Conservative Growth Fund (formerly, QS Legg Mason Lifestyle Allocation 50%), and QS Legg Mason Defensive Growth Fund (formerly, QS Legg Mason Lifestyle Allocation 30%) (collectively, the “Funds”), each a series of Legg Mason Partners Equity Trust, including the schedules of investments, as of January 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2016, by correspondence with the transfer agent and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of QS Legg Mason Growth Fund, QS Legg Mason Moderate Growth Fund, QS Legg Mason Conservative Growth Fund, and QS Legg Mason Defensive Growth Fund, as of January 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

March 17, 2016

72	QS Legg Mason Asset Allocation Funds 2016 Annual Report

Board approval of management and subadvisory agreements (unaudited)

QS Legg Mason Growth Fund

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS LMGAA, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

At a subsequent meeting of the Trust’s Board of Trustees, the Board considered and approved for an annual period a sub-advisory agreement with QS Investors, LLC (“QS”) pursuant to which QS would provide day-to-day management of the Fund’s portfolio. The sub-advisory agreement with QS will replace the current sub-advisory agreement with QS LMGAA upon the reorganization of QS LMGAA with and into QS, effective on or about April 1, 2016. QS is an indirect wholly-owned subsidiary of Legg Mason, Inc. Noting that the sub-advisory agreement with QS is substantially identical to the sub-advisory agreement with QS LMGAA and that there would be no changes to the nature, scope and quality of the services provided or the fees therefor, the Independent Trustees approved the sub-advisory agreement with QS based on an evaluation of several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and QS LMGAA’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

QS Legg Mason Asset Allocation Funds	73

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation aggressive growth funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2015. The Fund performed better than the median performance of the funds in the Performance Universe for the five-year period, but performed below the median performance of the funds in the Performance Universe for the one-, three- and ten-year periods. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2015, which showed that the Fund’s performance was better than the Lipper category average during the third quarter, but was below the Lipper category average for the year-to-date period. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager and QS LMGAA were committed to providing the resources necessary to assist the Fund’s portfolio managers and improve Fund performance. Based on its review, the Board generally was satisfied with the Fund’s absolute performance and with management’s efforts to improve the Fund’s performance going forward. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of retail front-end load actively managed affiliated funds of funds consisting of eight mixed-asset target allocation aggressive growth funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail front-end load actively managed affiliated mixed-asset target allocation aggressive growth funds of funds (the “Expense Universe”). This information showed that the Fund’s total expense ratio (including underlying fund expenses) was at the median of the total expense ratios of the funds in the Expense Group, but was higher than the average total expense ratio of the funds in the Expense Universe. The Trustees noted that the Fund’s total expense ratio was impacted by transfer agent costs that were higher than the average transfer agent costs of the funds in the Expense Group and the Expense Universe.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

74	QS Legg Mason Asset Allocation Funds

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

QS Legg Mason Asset Allocation Funds	75

Board approval of management and subadvisory agreements (unaudited) (cont’d)

QS Legg Mason Moderate Growth Fund

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS LMGAA, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

At a subsequent meeting of the Trust’s Board of Trustees, the Board considered and approved for an annual period a sub-advisory agreement with QS Investors, LLC (“QS”) pursuant to which QS would provide day-to-day management of the Fund’s portfolio. The sub-advisory agreement with QS will replace the current sub-advisory agreement with QS LMGAA upon the reorganization of QS LMGAA with and into QS, effective on or about April 1, 2016. QS is an indirect wholly-owned subsidiary of Legg Mason, Inc. Noting that the sub-advisory agreement with QS is substantially identical to the sub-advisory agreement with QS LMGAA and that there would be no changes to the nature, scope and quality of the services provided or the fees therefor, the Independent Trustees approved the sub-advisory agreement with QS based on an evaluation of several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and QS LMGAA’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

76	QS Legg Mason Asset Allocation Funds

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation growth funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2015. The Fund performed better than the median performance of the funds in the Performance Universe for the three- and five-year periods, but performed below the median performance of the funds in the Performance Universe for the one- and ten-year periods. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2015, which showed that the Fund’s performance was below the Lipper category average during the third quarter and year-to-date period. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager and QS LMGAA were committed to providing the resources necessary to assist the Fund’s portfolio managers and improve Fund performance. Based on its review, the Board generally was satisfied with the Fund’s absolute performance and with management’s efforts to improve the Fund’s performance going forward. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of retail front-end load actively managed affiliated funds of funds consisting of nine mixed-asset target allocation growth funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail front-end load actively managed affiliated mixed-asset target allocation growth funds of funds (the “Expense Universe”). This information showed that the Fund’s total expense ratio (including underlying fund expenses) was lower than the median of the total expense ratios of the funds in the Expense Group, but was slightly higher than the average total expense ratio of the funds in the Expense Universe.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

QS Legg Mason Asset Allocation Funds	77

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

78	QS Legg Mason Asset Allocation Funds

QS Legg Mason Conservative Growth Fund

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS LMGAA, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

At a subsequent meeting of the Trust’s Board of Trustees, the Board considered and approved for an annual period a sub-advisory agreement with QS Investors, LLC (“QS”) pursuant to which QS would provide day-to-day management of the Fund’s portfolio. The sub-advisory agreement with QS will replace the current sub-advisory agreement with QS LMGAA upon the reorganization of QS LMGAA with and into QS, effective on or about April 1, 2016. QS is an indirect wholly-owned subsidiary of Legg Mason, Inc. Noting that the sub-advisory agreement with QS is substantially identical to the sub-advisory agreement with QS LMGAA and that there would be no changes to the nature, scope and quality of the services provided or the fees therefor, the Independent Trustees approved the sub-advisory agreement with QS based on an evaluation of several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and QS LMGAA’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

QS Legg Mason Asset Allocation Funds	79

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation moderate funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2015. The Fund performed better than the median performance of the funds in the Performance Universe for the three- and five-year periods, but performed below the median performance of the funds in the Performance Universe for the one- and ten-year periods. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2015, which showed that the Fund’s performance was better than the Lipper category average during the third quarter and year-to-date period. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager and QS LMGAA were committed to providing the resources necessary to assist the Fund’s portfolio managers and improve Fund performance. Based on its review, the Board generally was satisfied with the Fund’s performance and with management’s efforts to improve the Fund’s performance going forward. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of retail front-end load actively managed affiliated funds of funds consisting of eight mixed-asset target allocation moderate funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail front-end load actively managed affiliated mixed-asset target allocation moderate funds of funds (the “Expense Universe”). This information showed that the Fund’s total expense ratio (including underlying fund expenses) was at the median of the total expense ratios of the funds in the Expense Group, and was lower than the average total expense ratio of the funds in the Expense Universe.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

80	QS Legg Mason Asset Allocation Funds

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

QS Legg Mason Asset Allocation Funds	81

Board approval of management and subadvisory agreements (unaudited) (cont’d)

QS Legg Mason Defensive Growth Fund

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS LMGAA, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

At a subsequent meeting of the Trust’s Board of Trustees, the Board considered and approved for an annual period a sub-advisory agreement with QS Investors, LLC (“QS”) pursuant to which QS would provide day-to-day management of the Fund’s portfolio. The sub-advisory agreement with QS will replace the current sub-advisory agreement with QS LMGAA upon the reorganization of QS LMGAA with and into QS, effective on or about April 1, 2016. QS is an indirect wholly-owned subsidiary of Legg Mason, Inc. Noting that the sub-advisory agreement with QS is substantially identical to the sub-advisory agreement with QS LMGAA and that there would be no changes to the nature, scope and quality of the services provided or the fees therefor, the Independent Trustees approved the sub-advisory agreement with QS based on an evaluation of several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and QS LMGAA’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

82	QS Legg Mason Asset Allocation Funds

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation conservative funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2015. The Fund performed better than the median performance of the funds in the Performance Universe for the three-, five- and ten-year periods, but performed below the median performance of the funds in the Performance Universe for the one-year period. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2015, which showed that the Fund’s performance was better than the Lipper category average during the third quarter year-to-date period. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager and QS LMGAA were committed to providing the resources necessary to assist the Fund’s portfolio managers and improve Fund performance. Based on its review, the Board generally was satisfied with the Fund’s performance and with management’s efforts to improve the Fund’s performance going forward. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of retail front-end load actively managed affiliated funds of funds consisting of seven mixed-asset target allocation conservative funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail front-end load actively managed affiliated mixed-asset target allocation conservative funds of funds (the “Expense Universe”). This information showed that the Fund’s total expense ratio (including underlying fund expenses) was lower than the median of the total expense ratios of the funds in the Expense Group, and was lower than the average total expense ratio of the funds in the Expense Universe.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

QS Legg Mason Asset Allocation Funds	83

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

84	QS Legg Mason Asset Allocation Funds

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of QS Legg Mason Asset Allocation Funds (formerly, QS Legg Mason Lifestyle Series) (the “Funds”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Funds is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Funds at 1-877-721-1926.

Independent Trustees†
Paul R. Ades
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Paul R. Ades, PLLC (law firm) (since 2000)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during past five years	None

Andrew L. Breech
Year of birth	1952
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during past five years	None

Dwight B. Crane
Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1981
Principal occupation(s) during past five years	Professor Emeritus, Harvard Business School (since 2007); formerly, Professor, Harvard Business School (1969 to 2007); Independent Consultant (since 1969)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during past five years	None

QS Legg Mason Asset Allocation Funds	85

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Althea L. Duersten
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Retired (since 2011); formerly, Chief Investment Officer, North America, JPMorgan Chase (investment bank) and member of JPMorgan Executive Committee (2007 to 2011)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during past five years	None

Frank G. Hubbard
Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1993
Principal occupation(s) during past five years	President, Fealds, Inc. (business development) (since 2016); formerly, President, Avatar International Inc. (business development) (1998 to 2015)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during past five years	None

Howard J. Johnson
Year of birth	1938
Position(s) with Trust	Trustee and Chairman
Term of office[1] and length of time served[2]	From 1981 to 1998 and since 2000 (Chairman since 2013)
Principal occupation(s) during past five years	Chief Executive Officer, Genesis Imaging LLC (technology company) (since 2003)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during past five years	None

Jerome H. Miller
Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1995
Principal occupation(s) during past five years	Retired
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during past five years	None

86	QS Legg Mason Asset Allocation Funds

Independent Trustees cont’d
Ken Miller
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during past five years	None

John J. Murphy
Year of birth	1944
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years	Founder and Senior Principal, Murphy Capital Management (investment management) (since 1983)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during past five years	Trustee, UBS Funds (52 funds) (since 2008); Trustee, Consulting Group Capital Markets Funds (11 funds) (since 2002); Director, Fort Dearborn Income Securities, Inc. (since 2013); formerly, Director, Nicholas Applegate Institutional Funds (12 funds) (2005 to 2010)

Thomas F. Schlafly
Year of birth	1948
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Partner, Thompson Coburn LLP (law firm) (since 2009)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during past five years	Director, Citizens National Bank of Greater St. Louis (since 2006)

QS Legg Mason Asset Allocation Funds	87

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Interested Trustee and Officer
Jane Trust[3]
Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2015); Officer and/or Trustee/Director of 162 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); formerly, Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); formerly, Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	153
Other board memberships held by Trustee during past five years	None

Additional Officers
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); formerly, AML Consultant, Rabobank Netherlands, (2009); formerly, First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

88	QS Legg Mason Asset Allocation Funds

Additional Officers cont’d
Jenna Bailey Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013); formerly, Risk Manager of U.S. Distribution of Legg Mason & Co. (2007 to 2011)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

QS Legg Mason Asset Allocation Funds	89

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Christopher Berarducci Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1974
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Director of Legg Mason & Co. (since 2015); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Vice President of Legg Mason & Co. (2011 to 2015); formerly, Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]

Effective June 1, 2015, Ms. Trust became a Trustee. In addition, Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

90	QS Legg Mason Asset Allocation Funds

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended January 31, 2016:

	Growth Fund
Record date:	6/23/2015	12/8/2015	12/22/2015
Payable date:	6/24/2015	12/9/2015	12/23/2015
Ordinary income:
Qualified dividend income for individuals	100.00%	—	100.00%
Dividends qualifying for the dividends
received deduction for corporations	98.26%	—	75.08%
Interest from Federal obligations	1.05%	—	1.05%
Long-term capital gain dividend	$0.665400	$0.962230	—
Foreign source income	44.28%*	—	28.68%*
Foreign taxes paid per share	—	—	$0.00536

	Moderate Growth Fund
Record date:	6/23/2015	12/8/2015	12/22/2015
Payable date:	6/24/2015	12/9/2015	12/23/2015
Ordinary income:
Qualified dividend income for individuals	12.97%	—	70.93%
Dividends qualifying for the dividends
received deduction for corporations	8.01%	—	46.42%
Interest from Federal obligations	2.98%	—	2.98%
Long-term capital gain dividend	$0.115950	$1.133700	—
Foreign source income	0.35%*	—	16.02%*
Foreign taxes paid per share	—	—	$0.003621

	Conservative Growth Fund
Record date:	3/30/2015	6/23/2015	6/29/2015	9/29/2015	12/8/2015	12/22/2015
Payable date:	3/31/2015	6/24/2015	6/30/2015	9/30/2015	12/9/2015	12/23/2015
Ordinary income:
Qualified dividend income for individuals	24.70%	—	40.20%	40.20%	—	40.20%
Dividends qualifying for the dividends
received deduction for corporations	15.40%	—	25.04%	25.04%	—	25.04%
Interest from Federal obligations	4.44%	—	4.44%	4.44%	—	4.44%
Long-term capital gain dividend	—	$0.034760	—	—	$0.678550	—
Foreign source income	4.27%*	—	8.88%*	8.88%*	—	8.88%*
Foreign taxes paid per share	—	—	—	—	—	$0.002299

	Defensive Growth Fund
Record date:	3/30/2015	6/29/2015	9/29/2015	12/22/2015
Payable date:	3/31/2015	6/30/2015	9/30/2015	12/23/2015
Ordinary income:
Qualified dividend income for individuals	12.64%	20.23%	20.23%	20.23%
Dividends qualifying for the dividends
received deduction for corporations	8.01%	12.82%	12.82%	12.82%
Interest from Federal obligations	5.34%	5.34%	5.34%	5.34%
Foreign source income	2.68%*	4.32%*	4.32%*	4.32%*
Foreign taxes paid per share	—	—	—	$0.000906

*	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The foreign taxes paid represent taxes incurred by the Funds on income received by the Funds from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.

QS Legg Mason Asset Allocation Funds	91

QS Legg Mason

Asset Allocation Funds

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust*

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Legg Mason Global Asset Allocation, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

*	Effective June 1, 2015, Ms. Trust became a Trustee, President and Chief Executive Officer.

QS Legg Mason Asset Allocation Funds

QS Legg Mason Growth Fund

QS Legg Mason Moderate Growth Fund

QS Legg Mason Conservative Growth Fund

QS Legg Mason Defensive Growth Fund

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS Legg Mason Asset Allocation Funds

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Funds at 1-877-721-1926.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Legg Mason Asset Allocation Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2016 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE ANNUAL REPORT

www.leggmason.com/individualinvestors

©2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01278 3/16 SR16-2725

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Andrew L. Breech possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Andrew L. Breech as the Audit Committee’s financial expert. Andrew L. Breech is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending January 31, 2015 and January 31, 2016 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $125,244 in January 31, 2015 and $126,425 in January 31, 2016.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in January 31, 2015 and $0 in January 31, 2016.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $21,200 in January 31, 2015 and $21,400 in January 31, 2016. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Equity Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Equity Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an

“Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Equity Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for January 31, 2015 and January 31, 2016; Tax Fees were 100% and 100% for January 31, 2015 and January 31, 2016; and Other Fees were 100% and 100% for January 31, 2015 and January 31, 2016.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Equity Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Equity Trust during the reporting period were $0 in 2016.

(h) Yes. Legg Mason Partners Equity Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Equity Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 22, 2016

By:	/s/Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	March 22, 2016